SELECT DIMENSIONS VARIABLE ANNUITY
SEPARATE ACCOUNT THREE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-4397 (ACCOUNT EXECUTIVE)                            [LOGO]

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This Prospectus describes information you should know before you purchase Series II of Select Dimensions Variable Annuity. Please read it carefully.

Select Dimensions Variable Annuity is a Contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one payment to us and we agree to make a series of annuity payments to you at a later date. This annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add premium payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make annuity payments to you.

x Variable, because the value of your annuity will fluctuate with the performance of the underlying funds.
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At purchase, you allocate your premium payment, which is any purchase payment less any Premium Taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This annuity offers you portfolios with investment strategies ranging from conservative to aggressive and you may pick those portfolios that meet your investment goals and risk tolerance. The Sub-Accounts and the portfolios are listed below:

- MONEY MARKET SUB-ACCOUNT which purchases shares of Money Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT which purchases shares of North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfer of existing Contract Values);

- DIVERSIFIED INCOME SUB-ACCOUNT which purchases shares of Diversified Income Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- BALANCED GROWTH SUB-ACCOUNT which purchases shares of Balanced Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- UTILITIES SUB-ACCOUNT which purchases shares of Utilities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- DIVIDEND GROWTH SUB-ACCOUNT which purchases shares of Dividend Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- VALUE-ADDED MARKET SUB-ACCOUNT which purchases shares of Value-Added Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- GROWTH SUB-ACCOUNT which purchases shares of Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- AMERICAN OPPORTUNITIES SUB-ACCOUNT (FORMERLY NAMED AMERICAN VALUE SUB-ACCOUNT) which purchases shares of American Opportunities Portfolio (formerly known as American Value Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- MID-CAP EQUITY SUB-ACCOUNT (FORMERLY NAMED MID-CAP GROWTH SUB-ACCOUNT) which purchases shares of Mid-Cap Equity Portfolio (formerly named Mid-Cap Growth Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- GLOBAL EQUITY SUB-ACCOUNT which purchases shares of Global Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- DEVELOPING GROWTH SUB-ACCOUNT which purchases shares of Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- EMERGING MARKETS SUB-ACCOUNT which purchases shares of Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfers of existing Contract Value);

- HIGH YIELD SUB-ACCOUNT which purchases shares of High Yield Portfolio of The Universal Institutional Funds, Inc.;

- MID-CAP VALUE SUB-ACCOUNT which purchases shares of Mid-Cap Value Portfolio of The Universal Institutional Funds, Inc.;

- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases shares of Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc.;

- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases shares of Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.;

- FIXED INCOME SUB-ACCOUNT which purchases shares of Fixed Income Portfolio of The Universal Institutional Funds, Inc.;

- ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT which purchases shares of Active International Allocation Portfolio of The Universal Institutional Funds, Inc.;

- STRATEGIC STOCK SUB-ACCOUNT which purchases shares of Strategic Stock Portfolio of the Van Kampen Life Investment Trust; and

- ENTERPRISE SUB-ACCOUNT which purchases shares of Enterprise Portfolio of the Van Kampen Life Investment Trust.

You may also allocate some or all of your premium payment to one of the "Fixed Accounts", which pays an interest rate guaranteed for a certain time period from the time the payment is made. Premium payments put in a Fixed Account are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this annuity and, like this prospectus, is filed with the Securities and Exchange Commission. We have included the Table of Contents for the Statement of Additional Information at the end of this Prospectus.

Although we file the Prospectus and the Statement of Additional Information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This annuity may not be available for sale in all states.
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PROSPECTUS DATED: MAY 1, 2000
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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TABLE OF CONTENTS

                                                                PAGE
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GLOSSARY OF SPECIAL TERMS                                         4
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FEE TABLE                                                         5
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ACCUMULATION UNIT VALUES                                         10
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SUMMARY                                                          13
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                      15
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THE SEPARATE ACCOUNT                                             15
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THE FUNDS                                                        15
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  The Investment Advisers                                        17
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PERFORMANCE RELATED INFORMATION                                  18
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THE FIXED ACCOUNTS                                               19
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THE CONTRACT                                                     20
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  Contract Value -- Before the Annuity Commencement Date         21
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  Contract Value Transfers Before and After the Annuity
   Commencement Date                                             21
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  Surrenders                                                     22
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  Contract Charges                                               23
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  Death Benefits                                                 25
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SETTLEMENT PROVISIONS                                            26
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  Annuity Payments                                               28
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  Other Information                                              29
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FEDERAL TAX CONSIDERATIONS                                       30
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  A. General                                                     30
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  B. Taxation of Hartford and the Separate Account               30
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  C. Taxation of Annuities -- General Provisions Affecting
   Purchasers Other Than Qualified Retirement Plans              30
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  D. Federal Income Tax Withholding                              33
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  E. General Provisions Affecting Qualified Retirement Plans     33
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  F.  Annuity Purchases by Nonresident Aliens and Foreign
   Corporations                                                  33
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  G. Generation-Skipping Transfers                               33
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MISCELLANEOUS                                                    33
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  How Contracts Are Sold                                         33
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  Legal Matters                                                  34
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  Experts                                                        34
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  More Information                                               34
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         35
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          36
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APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                39
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4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

ACCOUNT: Any of the Sub-Accounts or Fixed Accounts.

ACCUMULATION UNIT: A unit of measure we use to calculate values before we begin to make annuity payments to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. The mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge for annuities having a value of less than $50,000 on the most recent Contract Anniversary or when the annuity is Surrendered in full. The charge is deducted proportionately from the portfolios in use at the time.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed.

ANNUITY: A Contract issued by us that provides, in exchange for premium payments, a series of annuity payments.

ANNUITY CALCULATION DATE: The date we calculate your first annuity payment.

ANNUITY COMMENCEMENT DATE: The date we start to make annuity payments to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of the annuity payments we make to you.

ASSUMED INVESTMENT RETURN ("AIR"): The investment return, either 3%, 5% or 6%, which we base your variable dollar amount payments on. You select the AIR before we start to make annuity payments.

BENEFICIARY: The person or persons you designate to receive payment of the death benefit upon the death of the Contract Owner.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before we begin making annuity payments.

CONTRACT: The contract is the individual Annuity contract and any endorsements or riders. If you have a group annuity, you will receive a certificate rather than a contract.

CONTRACT ANNIVERSARY: The annual anniversary of the date we issued your annuity. If your contract anniversary falls on a day that is not a Valuation Day, then the next Valuation Day will be your Contract Anniversary for that year.

CONTRACT OWNER(S) OR YOU: The owner(s) or holder(s) of this Annuity.

CONTRACT VALUE: The total value of your Annuity that we get by adding up the value of each of your Sub-Accounts and Fixed Accounts on any Valuation Day.

CONTRACT YEAR: The 12 months following the date you purchased your annuity and from any Contract Anniversary.

DOLLAR COST AVERAGING ("DCA"): Systematic transfers from one Account to another.

DCA PROGRAM FIXED ACCOUNTS: Fixed Accounts we establish to use for dollar cost averaging programs. These are part of our General Account.

DEATH BENEFIT: The amount we pay when the Contract Owner or the Annuitant dies.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, or any other proof acceptable to us.

FIXED ACCOUNT: This is an account that is part of our General Account. You may allocate all or a portion of your premium payments or transfer of Contract Value to this account.

FUNDS: Currently, the Morgan Stanley Dean Witter Select Dimensions Investment Series, The Universal Institutional Funds, Inc. and the Van Kampen Life Investment Trust.

GENERAL ACCOUNT: Our General Account that includes our company assets and your annuity assets allocated to any of the Fixed Accounts or DCA Program Fixed Accounts.

HARTFORD OR WE: Hartford Life and Annuity Insurance Company.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior the deceased's 81st birthday or the date of death, if earlier.

PAYEE: The person or party designated by you to receive annuity payments.

PREMIUM TAX: A tax charged by a state or municipality on premium payments.

SEPARATE ACCOUNT: An account that we establish to separate the assets for your annuity Sub-Accounts from our company assets. Hartford Life and Annuity Insurance Company Separate Account Three.

SUB-ACCOUNT: Divisions established within the Separate Account.

SURRENDER: A complete or partial withdrawal or distribution from your annuity.

SURRENDER VALUE: What we pay you if you terminate your annuity before we begin to make annuity payments.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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                                   FEE TABLE
                      CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
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CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
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    Second Year                                                    6%
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    Third Year                                                     6%
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    Fourth Year                                                    5%
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    Fifth Year                                                     4%
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    Sixth Year                                                     3%
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    Seventh Year                                                   2%
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    Eighth Year                                                    0%
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ANNUAL MAINTENANCE FEE (3)                                       $30
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SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
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    Administrative Fees                                         0.15%
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    Total Separate Account Annual Expenses                      1.40%
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OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
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    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.55%
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(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See "Charges and Fees -- The Contingent Deferred Sales Charge." The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                         Annual Fund Operating Expenses
                           as of the Fund's Year End
                    (as a percentage of average net assets)

                                                                                                      TOTAL FUND
                                                                                                  OPERATING EXPENSES
                                                              MANAGEMENT FEES   OTHER EXPENSES        (INCLUDING
                                                                (INCLUDING      (INCLUDING ANY    ANY WAIVERS OR ANY
                                                               ANY WAIVERS)     REIMBURSEMENTS)    REIMBURSEMENTS)
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MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT
  SERIES:
Money Market Portfolio                                             0.50%              0.04%              0.54%
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North American Government Securities Portfolio (1)                 0.65%              0.36%              1.01%
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Diversified Income Portfolio                                       0.40%              0.08%              0.48%
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Balanced Growth Portfolio                                          0.60%              0.04%              0.64%
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Utilities Portfolio                                                0.65%              0.05%              0.70%
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Dividend Growth Portfolio                                          0.58%              0.02%              0.60%
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Value-Added Market Portfolio                                       0.50%              0.05%              0.55%
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Growth Portfolio                                                   0.80%              0.10%              0.90%
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American Opportunities Portfolio                                   0.62%              0.04%              0.66%
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Mid-Cap Equity Portfolio (formerly Mid-Cap Growth) (2)             0.75%              0.17%              0.92%
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Global Equity Portfolio                                            1.00%              0.08%              1.08%
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Developing Growth Portfolio                                        0.50%              0.08%              0.58%
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Emerging Markets Portfolio (1)                                     1.25%              0.59%              1.84%
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THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
High Yield Portfolio (3)                                           0.50%              0.61%              1.11%
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Mid-Cap Value Portfolio (3)                                        0.75%              0.62%              1.37%
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Emerging Markets Debt Portfolio (3)                                0.80%              0.98%              1.78%
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Emerging Markets Equity Portfolio (3)                              1.25%              1.37%              2.62%
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Fixed Income Portfolio (3)                                         0.40%              0.56%              0.96%
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Active International Allocation Portfolio (3)                      0.80%              1.83%              2.63%
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VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (4)                                      0.50%              0.41%              0.91%
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Enterprise Portfolio (4)                                           0.50%              0.12%              0.62%
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(1) Closed to new investments or transfers of existing Contract Values.

(2) With respect to the Mid-Cap Equity Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to December 31, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.
(3) With respect to the High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation and Fixed Income Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse certain expenses of the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed certain limits. The annual expense ratios for the Active International Allocation Portfolio are annualized estimates. Including these reductions, it is estimated that "Management Fees", Other Expenses and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
PORTFOLIO
-----------------------------------------------------------------------------------------------------
High Yield                                                         0.19%          0.61%       0.80%
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Mid-Cap Value                                                      0.43%          0.62%       1.05%
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Emerging Markets Debt                                              0.45%          0.98%       1.43%
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Emerging Markets Equity                                            0.42%          1.37%       1.79%
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Fixed Income                                                       0.14%          0.56%       0.70%
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Active International Allocation                                    0.00%          1.15%       1.15%
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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(4) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Absent the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
PORTFOLIO
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Strategic Stock                                                    0.24%          0.41%       0.65%
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Enterprise                                                         0.47%          0.13%       0.60%
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8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLE

THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS NOT SELECTED:

                 If you Surrender your Contract at the   If you annuitize your Contract at the  If you do not Surrender your
                 end of the applicable time period you   end of the applicable time period you  Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on    following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%     investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:               return on assets:
 SUB-ACCOUNT      1 YEAR    3 YEARS   5 YEARS  10 YEARS   1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Money Market      $ 81      $119      $149      $234      $20      $ 63      $108      $234      $21     $ 63     $109     $234
 ---------------------------------------------------------------------------------------------------------------------------------
 North American
   Government
   Securities
   (1)             $ 86      $133      $172      $283      $25      $ 77      $132      $282      $25     $ 78     $133     $283
 ---------------------------------------------------------------------------------------------------------------------------------
 Diversified
   Income          $ 81      $118      $146      $228      $19      $ 61      $105      $227      $20     $ 61     $106     $228
 ---------------------------------------------------------------------------------------------------------------------------------
 Balanced Growth   $ 82      $122      $154      $245      $21      $ 66      $113      $244      $22     $ 66     $114     $245
 ---------------------------------------------------------------------------------------------------------------------------------
 Utilities         $ 83      $124      $157      $251      $22      $ 68      $116      $251      $22     $ 68     $117     $251
 ---------------------------------------------------------------------------------------------------------------------------------
 Dividend Growth   $ 82      $121      $152      $241      $21      $ 65      $111      $240      $21     $ 65     $112     $241
 ---------------------------------------------------------------------------------------------------------------------------------
 Value-Added
   Market          $ 82      $120      $149      $236      $20      $ 63      $109      $235      $21     $ 64     $109     $236
 ---------------------------------------------------------------------------------------------------------------------------------
 Growth            $ 85      $130      $167      $272      $24      $ 74      $127      $271      $24     $ 74     $127     $272
 ---------------------------------------------------------------------------------------------------------------------------------
 American
   Opportunities   $ 83      $123      $155      $247      $21      $ 66      $114      $246      $22     $ 67     $115     $247
 ---------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity    $ 85      $131      $168      $274      $24      $ 74      $128      $273      $24     $ 75     $128     $274
 ---------------------------------------------------------------------------------------------------------------------------------
 Global Equity     $ 87      $135      $176      $290      $25      $ 79      $136      $290      $26     $ 80     $137     $290
 ---------------------------------------------------------------------------------------------------------------------------------
 Developing
   Growth          $ 82      $120      $151      $239      $20      $ 64      $110      $238      $21     $ 65     $111     $239
 ---------------------------------------------------------------------------------------------------------------------------------
 Emerging
   Markets (1)     $ 95      $157      $212      $364      $33      $102      $174      $363      $34     $103     $175     $364
 ---------------------------------------------------------------------------------------------------------------------------------
 High Yield        $ 87      $136      $177      $293      $26      $ 80      $137      $293      $26     $ 81     $138     $293
 ---------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value     $ 90      $144      $190      $319      $28      $ 88      $151      $318      $29     $ 89     $151     $319
 ---------------------------------------------------------------------------------------------------------------------------------
 Emerging
   Markets Debt    $ 94      $156      $209      $358      $33      $101      $171      $358      $33     $101     $172     $358
 ---------------------------------------------------------------------------------------------------------------------------------
 Emerging
   Markets
   Equity          $103      $180      $249      $434      $41      $126      $212      $433      $42     $126     $213     $434
 ---------------------------------------------------------------------------------------------------------------------------------
 Fixed Income      $ 86      $132      $170      $278      $24      $ 76      $130      $277      $25     $ 76     $130     $278
 ---------------------------------------------------------------------------------------------------------------------------------
 Active
   International
   Allocation      $103      $180       N/A       N/A      $41      $126       N/A       N/A      $42     $127      N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 Strategic Stock   $ 85      $130      $167      $273      $24      $ 74      $127      $272      $24     $ 75     $128     $273
 ---------------------------------------------------------------------------------------------------------------------------------
 Enterprise        $ 82      $122      $153      $243      $21      $ 65      $112      $242      $21     $ 66     $113     $243
 ---------------------------------------------------------------------------------------------------------------------------------

(1) Closed to new investments or transfers of existing contract values.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS SELECTED:

                 If you Surrender your Contract at the    If you annuitize your Contract at the
                 end of the applicable time period you    end of the applicable time period you
                 would pay the following expenses on      would pay the following expenses on
                 a $1,000 investment, assuming a 5%       a $1,000 investment, assuming a 5%
                 annual return on assets:                 annual return on assets:
 SUB-ACCOUNT      1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
 -------------------------------------------------------------------------------------------------
 Money Market      $ 83      $124      $156       $250      $21       $ 67      $116       $249
 -------------------------------------------------------------------------------------------------
 North American
   Government
   Securities
   (1)             $ 88      $138      $179       $298      $26       $ 82      $140       $298
 -------------------------------------------------------------------------------------------------
 Diversified
   Income          $ 82      $122      $153       $244      $21       $ 65      $113       $243
 -------------------------------------------------------------------------------------------------
 Balanced Growth   $ 84      $127      $161       $261      $22       $ 70      $121       $260
 -------------------------------------------------------------------------------------------------
 Utilities         $ 85      $128      $164       $267      $23       $ 72      $124       $266
 -------------------------------------------------------------------------------------------------
 Dividend Growth   $ 84      $126      $159       $257      $22       $ 69      $119       $256
 -------------------------------------------------------------------------------------------------
 Value-Added
   Market          $ 83      $124      $157       $251      $22       $ 68      $116       $251
 -------------------------------------------------------------------------------------------------
 Growth            $ 87      $134      $174       $287      $25       $ 78      $134       $287
 -------------------------------------------------------------------------------------------------
 American
   Opportunities   $ 84      $127      $162       $263      $23       $ 71      $122       $262
 -------------------------------------------------------------------------------------------------
 Mid-Cap Equity    $ 87      $135      $175       $289      $25       $ 79      $135       $289
 -------------------------------------------------------------------------------------------------
 Global Equity     $ 88      $140      $183       $305      $27       $ 84      $144       $305
 -------------------------------------------------------------------------------------------------
 Developing
   Growth          $ 83      $125      $158       $254      $22       $ 69      $118       $254
 -------------------------------------------------------------------------------------------------
 Emerging
   Markets (1)     $ 96      $162      $219       $378      $35       $107      $181       $377
 -------------------------------------------------------------------------------------------------
 High Yield        $ 89      $141      $184       $308      $27       $ 85      $145       $308
 -------------------------------------------------------------------------------------------------
 Mid-Cap Value     $ 91      $148      $197       $334      $30       $ 93      $158       $333
 -------------------------------------------------------------------------------------------------
 Emerging
   Markets Debt    $ 96      $160      $217       $372      $34       $105      $178       $372
 -------------------------------------------------------------------------------------------------
 Emerging
   Markets
   Equity          $104      $184      $256       $447      $43       $130      $219       $446
 -------------------------------------------------------------------------------------------------
 Fixed Income      $ 87      $136      $177       $293      $26       $ 80      $137       $293
 -------------------------------------------------------------------------------------------------
 Active
   International
   Allocation      $104      $184       N/A        N/A      $43       $131       N/A        N/A
 -------------------------------------------------------------------------------------------------
 Strategic Stock   $ 87      $135      $175       $288      $25       $ 79      $135       $288
 -------------------------------------------------------------------------------------------------
 Enterprise        $ 84      $126      $160       $259      $22       $ 70      $120       $258
 -------------------------------------------------------------------------------------------------

                  If you do not Surrender your
                  Contract, you would pay the
                  following expenses on a $1,000
                  investment, assuming a 5% annual
                  return on assets:
 SUB-ACCOUNT      1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ---------------
 Money Market       $22     $ 68     $117     $250
 ---------------
 North American
   Government
   Securities
   (1)              $27     $ 82     $141     $298
 ---------------
 Diversified
   Income           $21     $ 66     $113     $244
 ---------------
 Balanced Growth    $23     $ 71     $122     $261
 ---------------
 Utilities          $24     $ 73     $125     $267
 ---------------
 Dividend Growth    $23     $ 70     $120     $257
 ---------------
 Value-Added
   Market           $22     $ 68     $117     $251
 ---------------
 Growth             $26     $ 79     $135     $287
 ---------------
 American
   Opportunities    $23     $ 72     $123     $263
 ---------------
 Mid-Cap Equity     $26     $ 80     $136     $289
 ---------------
 Global Equity      $28     $ 85     $144     $305
 ---------------
 Developing
   Growth           $22     $ 69     $119     $254
 ---------------
 Emerging
   Markets (1)      $35     $108     $182     $378
 ---------------
 High Yield         $28     $ 86     $146     $308
 ---------------
 Mid-Cap Value      $31     $ 93     $159     $334
 ---------------
 Emerging
   Markets Debt     $35     $106     $179     $372
 ---------------
 Emerging
   Markets
   Equity           $43     $131     $220     $447
 ---------------
 Fixed Income       $26     $ 81     $138     $293
 ---------------
 Active
   International
   Allocation       $43     $131      N/A      N/A
 ---------------
 Strategic Stock    $26     $ 79     $136     $288
 ---------------
 Enterprise         $23     $ 70     $121     $259
 --------------------------------------------------------------

(1) Closed to new investments or transfers of existing contract values.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT (INCEPTION DATE SEPTEMBER 14, 1994)
Accumulation Unit Value at beginning of period                     $11.728
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $12.117
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          9,489
--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT (INCEPTION
 DATE SEPTEMBER 14, 1994)
Accumulation Unit Value at beginning of period                     $11.642
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $11.870
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            684
--------------------------------------------------------------------------------
DIVERSIFIED INCOME SUB-ACCOUNT (INCEPTION DATE SEPTEMBER 14,
 1994)
Accumulation Unit Value at beginning of period                     $12.577
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $12.175
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          6,139
--------------------------------------------------------------------------------
BALANCED GROWTH SUB-ACCOUNT (INCEPTION DATE SEPTEMBER 14,
 1994)
Accumulation Unit Value at beginning of period                     $17.859
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $18.230
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          5,961
--------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT (INCEPTION DATE SEPTEMBER 14, 1994)
Accumulation Unit Value at beginning of period                     $20.391
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $28.898
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          5,030
--------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT (INCEPTION DATE SEPTEMBER 14,
 1994)
Accumulation Unit Value at beginning of period                     $24.847
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $24.631
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         26,039
--------------------------------------------------------------------------------
VALUE-ADDED MARKET SUB-ACCOUNT (INCEPTION DATE SEPTEMBER 14,
 1994)
Accumulation Unit Value at beginning of period                     $19.843
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $21.945
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          7,133
--------------------------------------------------------------------------------
GROWTH SUB-ACCOUNT (INCEPTION DATE SEPTEMBER 14, 1994)
Accumulation Unit Value at beginning of period                     $18.530
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $25.416
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          3,012
--------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES SUB-ACCOUNT (INCEPTION DATE SEPTEMBER
 14, 1994)
Accumulation Unit Value at end of period                           $25.729
--------------------------------------------------------------------------------
Accumulation Unit Value at beginning of period                     $39.532
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         16,616
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
MID-CAP EQUITY SUB-ACCOUNT (INCEPTION DATE JANUARY 2, 1997)
Accumulation Unit Value at beginning of period                     $11.913
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $22.568
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          2,887
--------------------------------------------------------------------------------
GLOBAL EQUITY SUB-ACCOUNT (INCEPTION DATE SEPTEMBER 14,
 1994)
Accumulation Unit Value at beginning of period                     $14.918
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $19.733
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          7,342
--------------------------------------------------------------------------------
DEVELOPING GROWTH SUB-ACCOUNT (INCEPTION DATE SEPTEMBER 14,
 1994)
Accumulation Unit Value at beginning of period                     $20.318
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $38.574
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          3,699
--------------------------------------------------------------------------------
EMERGING MARKETS SUB-ACCOUNT (INCEPTION DATE SEPTEMBER 14,
 1994)
Accumulation Unit Value at beginning of period                     $ 7.981
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $14.444
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          1,421
--------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT (INCEPTION DATE APRIL 1, 1998)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $10.554
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          1,926
--------------------------------------------------------------------------------
MID-CAP VALUE SUB-ACCOUNT (INCEPTION DATE APRIL 1, 1998)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $11.977
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          1,323
--------------------------------------------------------------------------------
EMERGING MARKETS DEBT SUB-ACCOUNT (INCEPTION DATE APRIL 1,
 1998)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 8.615
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                             78
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY SUB-ACCOUNT (INCEPTION DATE
 SEPTEMBER 7, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $14.353
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            170
--------------------------------------------------------------------------------
FIXED INCOME SUB-ACCOUNT (INCEPTION DATE SEPTEMBER 7, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $10.065
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            109
--------------------------------------------------------------------------------
ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT (INCEPTION DATE
 SEPTEMBER 20, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $11.718
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                             36
--------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
STRATEGIC STOCK SUB-ACCOUNT (INCEPTION DATE APRIL 1, 1998)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $10.093
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          1,047
--------------------------------------------------------------------------------
ENTERPRISE SUB-ACCOUNT (INCEPTION DATE APRIL 1, 1998)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $13.219
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          1,421
--------------------------------------------------------------------------------

Accumulation Unit Values do not include the Optional Death Benefit charge. If you elect the Optional Death Benefit, Accumulation Unit Values would be lower.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

SUMMARY

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first premium payment. Your first premium payment must be at least $1,000 and subsequent premium payments must be at least $500. The minimum premium payment requirements may differ if you are participating in our automatic investing ("InvestEase-Registered Trademark-") program.

 - For a limited time, usually within ten days after you receive your annuity, you may cancel your annuity without paying a Contingent Deferred Sales Charge. You bear the investment risk for your premium payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

You don't pay a sales charge when you purchase your Annuity. We may charge you a CDSC when you partially or fully Surrender your Annuity. The CDSC will depend on the amount you choose to Surrender and the length of time the Premium Payments you made have been in your Annuity. The percentage used to calculate the CDSC is equal to:

                        CONTINGENT
NUMBER OF YEARS FROM  DEFERRED SALES
  PREMIUM PAYMENT         CHARGE
------------------------------------
      One Year             7%
------------------------------------
     Two Years             6%
------------------------------------
    Three Years            6%
------------------------------------
     Four Years            5%
------------------------------------
     Five Years            4%
------------------------------------
     Six Years             3%
------------------------------------
    Seven Years            2%
------------------------------------
    Eight Years            0%
------------------------------------

IS THERE AN ANNUAL MAINTENANCE FEE?

Yes. We deduct this $30 fee each year on your Contract Anniversary or when you completely Surrender your annuity, if, on either of those dates, the value of your annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay three different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Portfolios.

The second type of charge is the fee you pay for the Separate Account. This charge is:

An administrative fee is .15% per year of the Contract Values held in the Separate Account.

The third type of charge is the fee you pay for the Portfolios. See the Annual Operation Expense Table for more complete information and the portfolios' prospectuses attached to this Prospectus.

If an Optional Death Benefit is elected an additional charge is deducted daily from your Contract Value and is equal to 0.15% per year of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You can partially or fully Surrender your Contract subject to a Contingent Deferred Sales Charge (CDSC). You can partially Surrender your Contract without any CDSC applied to the Surrender under the following conditions:

- Surrenders which don't exceed 15% of premium payments per Contract Year (Annual Withdrawal Amount);

- Surrenders made from premium payments invested more than seven years;

- 100% Surrender of earnings after the seventh Contract Year;

- Surrenders under the nursing home waiver (described as Eligible Confinement in the Contract); or

- Surrenders eligible for disability waiver under a group qualified plan.

WILL HARTFORD PAY A DEATH BENEFIT?

Your Contract has a Death Benefit and we offer an Optional Interest Accumulation Death Benefit ("Optional Death Benefit") that you can elect for an additional fee. There is a Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit will remain invested in the Sub-Accounts according to your last instructions (unless otherwise mutually specified by your Beneficiaries) and will be subject to market fluctuations.

IF YOU DO NOT ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries, of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
equal to the greatest Anniversary Value attained from this series of calculations.

IF YOU ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity;
- Your Maximum Anniversary Value, which is the highest Anniversary Value before the deceased's 81st birthday or date of death; or

- Your Interest Accumulation Value.

THE INTEREST ACCUMULATION VALUE is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value equal to .15% per year of the Sub-Account value. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. For Contracts issued in the state of Washington, the Optional Death Benefit is not available.

If you elect the Optional Death Benefit at any time after you purchase your annuity, the Optional Death Benefit calculation will be different.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When you purchase your annuity, you may choose one of the following annuity payment options, or receive a lump sum payment:

LIFE ANNUITY where we make scheduled payments for the Annuitant's life.

 - Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

LIFE ANNUITY WITH CASH REFUND where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value, less any applicable Premium Taxes, applied to this annuity payment option.

 - This option is only available if you select a variable dollar amount payment with the 5% AIR or fixed dollar amount annuity payments.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant. At the time of electing this annuity payment option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option stop upon the death of the Annuitant and Joint Annuitant, even if the Annuitant and Joint Annuitant die after one payment.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee those payments for a time period you select which is a minimum of 5 years and a maximum 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and the Joint Annuitant die prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

PAYMENTS FOR A PERIOD CERTAIN where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, you may Surrender your Annuity after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, which ever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what annuity payment option you want before that time, we will pay you under the Life Annuity

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
with a 10 year period certain. You and Hartford can agree to start payments at a later date if the laws in effect allow us to defer payment and we agree to allow you to defer.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              1/1/99          A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's          8/1/99         AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps              7/1/99         AA+      Claims paying ability
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS
--------------------------------------------------------------------------------

The underlying investment for the Contracts are shares of the portfolios of Morgan Stanley Dean Witter Select Dimensions Investment Series, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust, all open-ended management investment companies. The underlying portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying portfolios. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The investment goals of each of the portfolios are as follows:

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES) -- Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.

DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.

GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.

AMERICAN OPPORTUNITIES PORTFOLIO (FORMERLY NAMED AMERICAN VALUE
PORTFOLIO) -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.

MID-CAP EQUITY PORTFOLIO (FORMERLY NAMED MID-CAP GROWTH PORTFOLIO) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S&P 400 Index.

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

EMERGING MARKETS PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES) -- Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Investment Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index (currently $500 million to $6 billion). The Portfolio purchases stocks that typically do not pay dividends. The Investment Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases.

EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. The Investment Adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Investment Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements with a strong shareholder value orientation.

FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities; and it may use futures, swaps and other types of derivatives in managing the Portfolio.

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the investment adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries based on three factors: (i) valuation; (ii) fundamental change; and
(iii) short-term market momentum/technicals.

VAN KAMPEN LIFE INVESTMENT TRUST:

STRATEGIC STOCK PORTFOLIO -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

THE INVESTMENT ADVISERS

Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Equity Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")

MSDW Advisors provides administrative services, manages the Morgan Stanley Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.

With regard to the North American Government Securities Portfolio, the Mid-Cap Equity Portfolio and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"),* under a Sub-Advisory Agreement with MSDW Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.

In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio and Active International Allocation Portfolio. As the investment adviser, MSDW Investment Management, provides investment advice and portfolio management services for the Emerging Markets Debt, Emerging Markets Equity and Active International Allocation Portfolios, subject to the supervision of The Universal Institutional Fund's Board of Directors.

---------
* On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The Investment Adviser for the High Yield Portfolio, Fixed Income Portfolio, and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.

The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $90 billion under management or supervision as of December 31, 1999. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.

MIXED AND SHARED FUNDING -- Shares of the Portfolios are sold to our other Separate Accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other Separate Accounts investing in any one of the Portfolios. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio from the Separate Account or replacing the Portfolio with another Portfolio. There are certain risks associated with mixed and shared funding, as disclosed in the portfolios' prospectus.

VOTING RIGHTS -- We are the legal owners of all Portfolio shares held in the Separate Account and we have the right to vote at the Portfolio's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Portfolio shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Portfolio shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Portfolio shares attributable to your Contract according to instructions received from you, and

- Vote all Portfolio shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Portfolio shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payments to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF PORTFOLIOS -- We reserve the right, subject to any applicable law, to make certain changes to the Portfolios offered under your Contract. We may, in our sole discretion, establish new Portfolios. New Portfolios will be will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Portfolios to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Portfolios for any reason and to substitute shares of another registered investment company for the shares of any Portfolio already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Portfolio will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, We may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period and assumes that the Optional Death Benefit has not been elected.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Portfolios and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Money Market Portfolio Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCOUNTS
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNTS IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNTS ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NONE OF THE FIXED ACCOUNTS OR ANY OF THEIR INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNTS. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNTS MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Payments and Contract Values allocated to a Fixed Account become a part of our general assets. We invest the assets of the General Account in accordance with applicable law governing the investments of insurance company General Accounts. We have more than one Fixed Account. The standard Fixed Account (the "Fixed Account") and then a number of DCA Program Fixed Accounts, which we collectively refer to as the "Fixed Accounts".

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. We reserve the right, in our sole discretion, to credit interest at a rate in excess of 3% per year. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for the determination of interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in", "first-out" basis. For Contracts issued in the state of New York, Fixed Account interest rates may vary from other states.

From time to time, we may credit increased interest rates to Contract Owners under certain programs established at our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- These programs will use designated DCA Program Fixed Accounts. Currently, Contract Owners may enroll in a special pre-authorized transfer program known as our Dollar Cost Averaging Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their payment into the appropriate DCA Program Fixed Account (we may allow a lower minimum premium payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all payments and accrued interest must be transferred from the DCA Program Fixed Account in use to the selected Sub-

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program, which will generally be less than the prior monthly transfer amounts. Contract Owners who purchase their Contracts in New York have a different DCA Plus Program, which includes different credited interest rates. Currently, only one DCA Plus Program transfer period is available in New York, but that period allows transfers to selected Sub-Accounts in 3 to 12 months.

The pre-authorized transfers will begin within 15 days after we receive the initial Program payment and complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will transfer any remaining amounts to the Fixed Account and you will receive the Fixed Account's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by You.

You may only have one dollar cost averaging program in place at one time, this means one standard dollar cost averaging plan or one Dollar Cost Averaging Plus Program.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation of enrollment in the Program, you will no longer receive the increased interest rate and unless we receive instructions to the contrary, the amounts remaining in the DCA Program Fixed Account may be transferred to the Fixed Account and accrue the interest rate currently in effect.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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THE CONTRACT OFFERED -- The Contracts are individual or group tax-deferred variable annuity contracts. They are designed for retirement planning purposes and may be purchased by any individual, group or trust, including; (a) any trustee or custodian for a retirement plan qualified under Sections 401(a), or 403(a) of the Internal Revenue Code (which includes Section 401(k));
(b) annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;
(c) Individual Retirement Annuities adopted according to Section 408 of the Code; (d) employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and (e) certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts"). If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

PURCHASING A CONTRACT -- A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with an initial premium payment to the Administrative Office of the Company. The maximum age for Annuitant, Owner and Joint Owner on the Contract Issue Date is 85. Generally, the minimum premium payment is $1,000. The minimum subsequent premium payment is $500. Certain plans may be allowed to make smaller periodic premium payments. Unless we give our prior approval, we will not accept a premium payment in excess of $1,000,000. Each premium payment, which is your premium payment after the deduction of any applicable Premium Taxes, may be split among the various Accounts subject to minimum amounts then in effect. For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. We will send you a confirmation notice upon receipt and acceptance of your premium payment.

RIGHT TO EXAMINE THE CONTRACT -- If you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days (or longer in some states) after you receive it. You must send a written request for cancellation along with the Contract. We will, without deduction for any CDSC normally assessed, pay you an amount equal to the Contract Value. YOU BEAR THE INVESTMENT RISK DURING THE PERIOD PRIOR TO OUR RECEIPT OF YOUR REQUEST FOR CANCELLATION. We will refund the premium paid only for Individual Retirement Annuities, if returned within seven days of receipt, and in those states where required by law.

CREDITING AND VALUATION -- Your premium payment, which is the balance remaining after the deduction of any Premium Tax, is credited to your Contract within two business days of receipt by

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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us at our Administrative Office of a properly completed application or an order to purchase a Contract and the premium payment. The payment will be credited to the Accounts according to the instructions we receive from you.

If your application or other information is incomplete when received, your payment will be credited to the Accounts within five business days of receipt of complete information. If the payment is not credited within five business days, it will be immediately returned to you unless you have been informed of the delay and tell us not to return it.

Subsequent premium payments are priced on the Valuation Day we receive the payment in our Administrative Office, provided it is received before the New York Stock Exchange closes. Unless otherwise specified, We will allocate any subsequent payments to Accounts according to your most recent instructions.

CONTRACT VALUE -- BEFORE THE ANNUITY COMMENCEMENT DATE

Your Contract Value reflects the interest rate credited any amounts allocated to the Fixed Accounts and the investment performance of the Sub-Accounts where you have payments allocated.

SUB-ACCOUNT VALUES -- Your Sub-Account Value on the date we issue your Contract is the amount of your premium payment allocated to any Sub-Account. After that, we determine your Sub-Account value by determining the Accumulation Unit value for each Sub-Account, and then multiplying that value by the number of those units. Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.

ACCUMULATION UNITS -- When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

ACCUMULATION UNIT VALUE -- The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. After that, the Accumulation Unit value for each Sub-Account will equal (a) the Accumulation Unit value at the end of the preceding Valuation Day multiplied by
(b) the Net Investment Factor (see the definition below) for the Valuation Day for which the Accumulation Unit value is being calculated.

You will be advised, at least semiannually, of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, and the total value of your Contract.

THE NET INVESTMENT FACTOR (BEFORE AND AFTER THE ANNUITY COMMENCEMENT
DATE) -- The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Portfolio in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (a) by (b) and subtracting (c) from the result, where:

- Is the Net Asset Value of the Portfolio held in that Sub-Account, determined at the end of the current Valuation Period (plus the per share amount of any dividends or capital gains distributions made by that Portfolio);

- Is the Net Asset Value of the Portfolio held in the Sub-Account, determined at the beginning of the Valuation Period;

- Is a daily factor representing the mortality and expense risk charge and any optional charges deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.

CONTRACT VALUE TRANSFERS BEFORE AND AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer your Contract Values from one or more Accounts to another Account free of charge. WE RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS TO 12 PER CONTRACT YEAR, WITH NO 2 TRANSFERS OCCURRING ON CONSECUTIVE VALUATION DAYS. There may be limitations on transfers to and from the Fixed Accumulation Features that are described in your Contract. Some states may allow us to limit the dollar amount transferred.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you, or your attorney-in-fact acting pursuant to a power of attorney, can make transfers:

- By calling us at (800) 862-6668

- Electronically, when available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange. Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

We may permit you to pre-authorize transfers under certain circumstances. Transfers between the Accounts may be made both before and after the Annuity Commencement Date. Generally, the minimum allocation to any Sub-Account may not be less than $500. All percentage (%) allocations must be in whole numbers (e.g., 1%). No minimum balance is presently required in any Account.

The right to reallocate Contract Values is subject to modification if we determine, in our sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS.

For Contracts issued in THE STATE OF FLORIDA, MARYLAND OR OREGON, the reservation of rights set forth in the preceding paragraph is limited to: (i) requiring up to a maximum of 10 Valuation Days between each transfer; (ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from you and not from your representative, agent or person acting under a power of attorney for you.

Currently, we will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose Accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with us.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.

SURRENDERS

Contract Owners should consult their qualified tax adviser regarding the tax consequences of a Surrender.

 - A Surrender made before age 59 1/2 may result in adverse tax consequences, including a penalty tax of 10% of the taxable portion of the Surrender Value. (See "Federal Tax Considerations")

PAYMENT OF SURRENDER AMOUNTS -- Payment of any request for a full or partial Surrender from the Accounts will be made as soon as possible and in any event no later than seven days after we receive the request at our Administrative Office.

There may be postponement in the payment of Surrender Amounts whenever (a) the New York Stock Exchange is closed; (b) trading on the New York Stock Exchange is restricted as determined by the Commission; (c) the Commission permits postponement and so orders; or (d) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

FULL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- At any time prior to the Annuity Commencement Date, you have the right to fully Surrender the Contract. In such event, the Surrender Value of the Contract may be taken in the form of a lump sum cash payment.

The Surrender Value of the Contract is equal to the Contract Value less any Premium Taxes, the Annual Maintenance Fee and any Contingent Deferred Sales Charge, if applicable. The Surrender Value may be more or less than the amount of the payments made to your Contract.

PARTIAL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- You may make a partial Surrender of your Contract Value at any time prior to the Annuity Commencement Date so long as the amount Surrendered is at least equal to our minimum amount rules then in effect. Additionally, if the remaining Contract Value following a Surrender is less than $500, we may terminate the Contract and pay the Surrender Value. For Contracts issued in TEXAS, the Contract will not be terminated when the remaining Contract Value after a Surrender is less than $500 unless there were no payments made during the previous 2 Contract Years.

WHEN REQUESTING A PARTIAL SURRENDER, YOU SHOULD SPECIFY THE ACCOUNT(S) FROM WHICH THE PARTIAL SURRENDER WILL BE TAKEN; OTHERWISE, THE SURRENDER WILL BE TAKEN ON A PRO RATA BASIS ACCORDING TO THE VALUE IN EACH ACTIVE ACCOUNT.

We may permit you to pre-authorize partial Surrenders subject to certain limitations then in effect. We permit partial Surrenders by telephone subject to dollar amount limitations in effect at the time you request the Surrender. To request partial Surrenders by telephone, you must have completed and returned to us a Telephone Redemption Program Enrollment Form authorizing telephone Surrenders. If there are joint Contract Owners, both must authorize us to accept telephone instructions and agree that We may accept telephone instructions for partial Surrenders from either Contract Owner. Partial Surrender requests will not be honored until we receive all required documents in proper form.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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Telephone authorization will remain valid until (a) we receive written notice of revocation by you, or, in the case of joint Contract Owners, written notice from either Contract Owner; (b) we discontinue the privilege; or (c) we have reason to believe that you have entered into a market timing agreement with an investment adviser and/or broker/dealer.

We may record any telephone calls to verify data concerning transactions and may adopt other procedures to confirm that telephone instructions are genuine. We will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

In order to obtain that day's unit values on Surrender, We must receive telephone Surrender instructions prior to the close of trading on the New York Stock Exchange (generally 4:00 p.m.).

We may modify, suspend, or terminate telephone transaction privileges at any time.

SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may fully Surrender your Contract on or after the Annuity Commencement Date if you elect the Payment For a Period Certain Settlement Option. We pay you the commuted value that is equal to the present value of the remaining payments we are scheduled to make less any applicable Contingent Deferred Sales Charge. The commuted value is determined as of the date we receive your written request for Surrender at our Administrative Office.

Partial Surrenders are permitted after the Annuity Commencement Date if you elect a variable dollar amount payment under the Payments for a Period Certain Settlement Option, but check with your qualified tax adviser because there may be adverse tax consequences.

IMPORTANT TAX INFORMATION -- There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age
59 1/2, b) separated from service, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a surrender is permissible, with or without tax penalty, in any particular situation; or in monitoring Surrender requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender. (See "Federal Tax Considerations")

CONTRACT CHARGES

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

The CDSC covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a CDSC when you request a full or partial Surrender. The CDSC is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own CDSC schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the CDSC will be when you Surrender. The amount assessed a CDSC will not exceed your total Premium Payments.

The percentage used to calculate the CDSC is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   7%
-----------------------------------------
         2                   6%
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         3                   6%
-----------------------------------------
         4                   5%
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         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a CDSC as follows.

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a CDSC.

- We will then Surrender the Premium Payments that have been in the Annuity the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a CDSC of 4% on that amount or $400.00.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a CDSC of 7% of the $500 or $35.00.

- Your CDSC is $435.00

If you have any questions about these charges, please contact your financial adviser or Hartford.

PAYMENTS NOT SUBJECT TO CDSC

ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract years, you may make a partial Surrender of Contract Values

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of up to 15% of the premium payments each Contract Year on a non-cumulative basis, as determined on the date of the requested Surrender, without the application of the CDSC. After the seventh Contract Year, you may make a partial Surrender each Contract Year of 15% of premium payments made during the seven years prior to the Surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the Surrender. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

EXTENDED SURRENDER PRIVILEGE -- This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to Surrender an amount equal to the required minimum distribution for the stated Contract without incurring any CDSC.

WAIVERS OF CDSC

CONFINEMENT IN A NURSING HOME, HOSPITAL OR LONG TERM CARE FACILITY (DESCRIBED AS ELIGIBLE CONFINEMENT IN THE CONTRACT) -- We will waive any CDSC applicable to a partial or full Surrender if the Annuitant, Contract Owner or joint owner is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

The Annuitant, Contract Owner, or joint owner cannot be confined at the time the Contract is purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date. You must provide written proof of confinement satisfactory to Hartford and you must request the partial or full Surrender within 91 calendar days of the last day of confinement.

This waiver may not be available in all states. Please contact your registered representative or contact Hartford to determine availability.

DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY
OPTION -- No CDSC otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a Surrender of variable payments for a Period Certain Annuity option) provided for under the Contract.

OTHER PLANS OR PROGRAMS -- Certain plans or programs established by us from time to time may have different Surrender privileges.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming risks under the Contract, We deduct a daily charge at the rate of 1.25% per year against all Contract Values held in the Accounts during the life of the Contract. Although variable annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Portfolio shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by us.

There are two types of mortality risks: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality risk we take in the accumulation phase is that we may experience a loss resulting from the assumption of the mortality risk relative to the death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value. The mortality risk we take during the annuity payout phase is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.

During the accumulation phase, we also provide an expense undertaking. We assume the risk that the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ANNUAL MAINTENANCE FEE -- Each year, on each Contract Anniversary on or before the Annuity Commencement Date, we will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse us for expenses relating to the maintenance of the Contract and Accounts. If during a Contract Year the Contract is Surrendered for its full value, we will deduct the Annual Maintenance Fee at the time of such Surrender. The fee is a flat fee that will be due in the full amount regardless of the time of the Contract Year that Contract Values are Surrendered. The Annual Maintenance Fee is $30 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Account under a Contract.

WAIVERS OF THE ANNUAL MAINTENANCE FEE -- Annual Maintenance Fees are waived for Contracts with Contract Value equal to or greater than $50,000. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own one or more Contracts with a combined Contract Value of $50,000 up to $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of Annual Maintenance Fee waivers to a

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total of six Contracts. We reserve the right to waive the Annual Maintenance Fee under other conditions.

ADMINISTRATIVE CHARGE -- For administration, we apply a daily charge at the rate of .15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

PREMIUM TAXES -- Charges are also deducted for Premium Tax, if applicable, imposed by state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is Surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.

OPTIONAL DEATH BENEFIT FEE -- If you elect the Optional Death Benefit, we will deduct daily from your Contract Value an additional charge which equals .15% per year of the Sub-Account value.

EXCEPTIONS TO CHARGES UNDER THE CONTRACT -- We may offer, at our discretion, reduced fees and charges including, but not limited to, CDSC, the mortality and expense risk charge, administration charges, optional charges and the Annual Maintenance Fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY COMMENCEMENT DATE

DETERMINATION OF THE BENEFICIARY -- If the Contract Owner or the Annuitant dies before the Annuity Commencement Date, we will pay a Death Benefit to the Beneficiary.

 - IF THE CONTRACT OWNER DIES before the Annuity Commencement Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the Contract Owner's spouse is a Beneficiary, the spouse may elect, in lieu of receiving the Death Benefit, to be treated as the Contract Owner. If the Annuitant is not living and there is no Contingent Annuitant, the spouse will be presumed to be the Contingent Annuitant. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.

 - IF THE ANNUITANT DIES before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If either (a) there is no Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or
    (c) if any sole Contract Owner dies before the Annuity Commencement Date, the Beneficiary, as determined under the Contract control provisions, will receive the Death Benefit. However, if the Annuitant dies prior to the Annuity Commencement Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary. In that case, the rights of any designated Beneficiary shall be void.

DETERMINATION OF THE DEATH BENEFIT

IF YOU DID NOT ELECT THE OPTIONAL DEATH BENEFIT, Your Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be calculated as follows:

If the deceased HAD NOT REACHED THEIR 81ST BIRTHDAY, the Death Benefit is the greater of:

- 100% of the total premium payments made to the Contract, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

IF THE DECEASED REACHED THEIR 81ST BIRTHDAY, then the Death Benefit is the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders; or

- The Contract Value of your annuity; or

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- The Maximum Anniversary Value.

IF YOU DID ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- The Maximum Anniversary Value; or

- The Interest Accumulation Value, which is described below.

The Interest Accumulation Value is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. We stop compounding interest on the deceased's 81st birthday or date of death. After that date, the Interest Accumulation Value will be adjusted by adding any subsequent payments and subtracting proportional adjustments for any partial Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. For Contracts issued in the state of Washington, the Optional Death Benefit is not available.

If you elect to add the Optional Death Benefit after you purchase your annuity, the Interest Accumulation Value calculation will be:

- Your Contract Value on the date we add the Optional Death Benefit to your annuity;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

CALCULATION OF THE DEATH BENEFIT -- If the Contract Owner or Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to the Beneficiary, the Death Benefit will be calculated as of the date we receive written notification of Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF WRITTEN NOTIFICATION OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETE SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

Any Annuity payments made on or after the date of death, but before receipt of written notification of Due Proof of Death will be recovered by us from the Payee.

DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE

If, on or after the Annuity Commencement Date, the Contract Owner dies and the Annuitant is living, the Beneficiary becomes the Contract Owner. If the Annuitant dies and the Contract Owner is living, the Contract Owner becomes the Beneficiary.

If the Annuitant dies on or after the Annuity Commencement Date, a Death Benefit may be paid or payments may continue under the following annuity payment options:

- Life Annuity with Cash Refund

- Life Annuity with payments for a Period Certain

- Joint and Last Survivor Life Annuity with payments for a Period Certain and

- Payments for a Period Certain.

Proceeds from the Death Benefit may be left with us for no more than 5 years from the date of the Contract Owner's death if the death occurs prior to the Annuity Commencement Date. These proceeds will remain in the Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial Surrenders may be made at any time. In the event of a complete Surrender, the remaining value will equal the Contract Value of the proceeds left with us, minus any partial Surrenders. This option may not be available under certain Contracts issued in connection with Qualified Plans.

SETTLEMENT PROVISIONS
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You select an Annuity Commencement Date which will not be deferred beyond the Valuation Day immediately following the later of the Annuitant's 90th birthday or the end of the tenth Contract Year. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. If the Contract is sold as part of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday. The Annuity Commencement Date may be changed from time to time, but ANY CHANGE MUST BE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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WITHIN 30 DAYS PRIOR TO THE DATE ON WHICH ANNUITY PAYMENTS ARE SCHEDULED TO
BEGIN.

You also elect in writing an annuity payment option, which may be any of the options described below or any annuity payment option then being offered by us. The annuity payment option may not be changed on or after the Annuity Commencement Date. The Contract contains the six annuity payment options described below and the Annuity Proceeds Settlement Option.

For Qualified Contracts, the following annuity payment options are only available if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. The Annuity Proceeds Settlement option is available for Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Beneficiary at the time the option becomes effective. Such life expectancies are computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table in use by us. If you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

For Non-Qualified Contracts, if you do not elect otherwise, fixed dollar amount annuity payments will automatically begin on the Annuity Commencement Date under the annuity payment option Life Annuity with payments for a Period Certain of 10 years. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

No Surrenders are permitted after annuity payments begin unless you select the Payments for a Period Certain Annuity Payment Option and the variable dollar amount payment.

ANNUITY PAYMENT OPTIONS
LIFE ANNUITY

where we make Annuity payments for as long as the Annuitant lives.

 - Payments under this option stop upon the death of the annuitant, even if the Annuitant dies after one payment.

LIFE ANNUITY WITH CASH REFUND

where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value less any applicable Premium Taxes applied to this annuity payment option.

 - This option is only available if you select payments using a variable dollar amount payment option with the 5% AIR or fixed dollar amount annuity payments.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

where we make payments to you for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your Annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY

where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option stop upon the death of the Annuitant and Joint Annuitant, even if the Annuitant and Joint Annuitant die after one payment.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee those payments for a time period you select which is not less than 5 years and no more than 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and Joint Annuitant die prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or We will continue payments until the end of the period selected.

PAYMENTS FOR A PERIOD CERTAIN

where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, you may Surrender your Annuity after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.

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 - For Contracts issued in the state of Oregon, Payments for a Period Certain may be selected as follows: For fixed annuity payments, the minimum period that you can select is 10 years at any time and 5 years on or after the 2nd Contract Anniversary. For variable annuity payments, the minimum period that you can select is 5 years on or after the 10th Contract Anniversary. Under an Annuity payable with variable annuity payments, you may surrender the Contract after payments have begun by submitting a written request to us. The amount available to you is the Commuted Value.

WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.

ANNUITY PAYMENTS

When your decide to begin to take payments, we calculate your Contract Value minus any Premium Tax which we must pay and, unless you instruct us otherwise, we apply that amount to a variable annuity with the same Sub-Account values. You may however, choose to have your Contract Value applied to a fixed annuity instead.

IMPORTANT: YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG ACCOUNTS TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

ANNUITY PAYMENTS -- The minimum Annuity payment is $50. No election may be made which results in a first payment of less than $50. If at any time Annuity payments are or become less than $50, we have the right to change the frequency of payment to intervals so that payments will at least be $50. For Contracts issued in the State of New York, the minimum monthly Annuity payment is $20. If any amount due is less than the minimum amount per year, we make such other settlement as may be equitable to the Payee.

All Annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by you. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may be changed within 30 days prior to the anniversary of your Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE -- You select the Annuity Commencement Date in your application or order request. The Annuity Calculation Date will be no more than five Valuation Days before the Annuity Commencement Date.

ANNUITY CALCULATION DATE -- On the Annuity Calculation Date, your Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub-Accounts selected by you. The first Annuity payment is computed using the value of these Annuity Units as of the Annuity Calculation Date.

INCOME PAYMENT DATES -- All Annuity payments after the first Annuity payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Annuity Commencement Date, based on the Annuity payment frequency selected by you. They are also shown on the specification page of your Contract. You may choose from monthly, quarterly, semi-annual and annual payments. The Annuity payment frequency may not be changed once selected by you.

IN THE EVENT THAT YOU DO NOT SELECT A PAYMENT FREQUENCY, ANNUITY PAYMENTS WILL BE MADE MONTHLY.

VARIABLE ANNUITY PAYMENTS

THE FIRST VARIABLE ANNUITY PAYMENT. -- Variable Annuity payments are periodic payments we pay to your designated Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by you. The dollar amount of the first Variable Annuity payment depends on the annuity payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value less applicable Premium Tax applied to purchase the Annuity payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an AIR of not less than 3.0%.

The dollar amount of the first Variable Annuity payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the payment factor in the Contract for the selected annuity payment option. The dollar value of the first Variable Annuity payment is the sum of the first Variable Annuity payments attributable to each Sub-Account.

ANNUITY UNITS -- The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS -- The dollar amount of each subsequent Variable Annuity payment attributable to each Sub-Account is calculated on the Income Payment Date. It is determined by multiplying (a) by (b), where:

- is the number of Annuity Units of each Sub-Account credited under the Contract and

- is the Annuity Unit value (described below) for that Sub-Account.

The total subsequent Variable Annuity payments equal the sum of the amounts attributable to each Sub-Account.

When an Income Payment Date falls on a day that is not a Valuation Day, the Income Payment is computed as of the prior Valuation Day. If the date of the month elected does not occur in a given month, i.e., the 29th, 30th, or 31st of a month, the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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payment will be computed as of the last Valuation Day of the month.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to
(a) multiplied by (b) multiplied by (c) where:

- is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;

- is the Annuity Unit value for the preceding Valuation Period; and

- is the Annuity Unit Factor

The Annuity Unit Factor neutralizes the AIR percentage (3%, 5%, or 6%). The daily Annuity Unit Factor corresponding to the AIR percentages of 3%, 5%, and 6% are 0.999919, 0.999866, and 0.999840, respectively.

THE ASSUMED INVESTMENT RETURN (AIR) -- The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment return of the Sub-Account(s) supporting the Variable Annuity payments, less an adjustment to neutralize the selected AIR. Dividing what would otherwise be the Annuity Unit value by the AIR factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the AIR selected by you. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.

The Contract permits Contract Owners to select one of three AIRs: 3%, 5% or 6%. A higher AIR will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the AIR, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the AIR. The 6% AIR is not available in the states of Oklahoma, Oregon, New Jersey or Texas. The following examples may help clarify the impact of selecting one AIR over another:

- If you select a 3% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 3% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 5% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 5% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 6% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 6% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 6%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE RETURNS REMAINED CONSTANT AND EQUAL TO THE AIR. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE AIR.

EXCHANGE (TRANSFER) OF ANNUITY UNITS -- After the Annuity Calculation Date, you may exchange (i.e., transfer) the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity payment generated from the Annuity Units of either Sub-Account would be the same. Transfers are executed as of the day Hartford receives a written request for a transfer. For guidelines refer to Sub-Account Value Transfers Before and After the Annuity Commencement Date.

FIXED DOLLAR ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Fixed Annuity option tables in the Contract. The Annuity payment will remain level for the duration of the Annuity. Any Fixed Annuity allocation may not be changed.

OTHER INFORMATION

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract Values or assignment proceeds to income taxes and certain penalty taxes.

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CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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    the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the

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"income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment,
(3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distribution must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

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In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

MISCELLANEOUS
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HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by insurance and variable annuity agents of Hartford who are registered representatives of Dean Witter Reynolds Inc. ("Dean Witter"). Dean Witter is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

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The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (and their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

EXPERTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
1-800-862-4397 (Financial Advisor)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
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DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY
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SAFEKEEPING OF ASSETS
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INDEPENDENT PUBLIC ACCOUNTANTS
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DISTRIBUTION OF CONTRACTS
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CALCULATION OF YIELD AND RETURN
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PERFORMANCE COMPARISONS
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FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
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amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

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The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

- attained age 59 1/2,

- separated from service,

- died, or

- become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life and Annuity Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Name of Contract Owner/Participant _____________________________________________

Address ________________________________________________________________________

City or Plan/School District ___________________________________________________

Date: __________________________________________________________________________

Contract No.: __________________________________________________________________

Signature: _____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II of Select Dimensions Variable Annuity to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                 SERIES II OF SELECT DIMENSIONS VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Products Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.




Date of Prospectus:  May 1, 2000

Date of Statement of Additional Information: May 1, 2000





















333-69491

                                TABLE OF CONTENTS


Section                                                                                                    Page
-------                                                                                                    ----
DESCRIPTION OF HARTFORD LIFE AND
   ANNUITY INSURANCE COMPANY..............................................................................

SAFEKEEPING OF ASSETS.....................................................................................

INDEPENDENT PUBLIC ACCOUNTANTS............................................................................

DISTRIBUTION OF CONTRACTS.................................................................................

CALCULATION OF YIELD AND RETURN...........................................................................

PERFORMANCE COMPARISONS...................................................................................

FINANCIAL STATEMENTS......................................................................................

           DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

------------------------------------------- ---------------------- -------------- ------------------------------------
              Rating Agency                       Effective           Rating                Basis of Rating
                                               Date of Rating
------------------------------------------- ---------------------- -------------- ------------------------------------
A.M. Best and Company, Inc.                        1/1/99               A+        Financial performance
------------------------------------------- ---------------------- -------------- ------------------------------------
Standard & Poor's                                  8/1/99               AA        Insurer financial strength
------------------------------------------- ---------------------- -------------- ------------------------------------
Duff & Phelps                                      7/1/99               AA+       Claims paying ability
------------------------------------------- ---------------------- -------------- ------------------------------------

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by insurance and variable annuity agents of Hartford who are registered representatives of Dean Witter Reynolds Inc. ("Dean Witter"). Dean Witter is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1999: $23,726,654.71; 1998: $11,655,729 and 1997: $17,944,107. HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of a Money Market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                 365/7
     Effective Yield = [(Base Period Return + 1)      ] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1999.

---------------------------------------- ------------------------------------- -------------------------------------
SUB-ACCOUNT                                             YIELD                            EFFECTIVE YIELD
---------------------------------------- ------------------------------------- -------------------------------------
Money Market                                             4.02                                  4.10
---------------------------------------- ------------------------------------- -------------------------------------

YIELD OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a

Contract Owner's account over the base period. Yield quotations based on a 30-day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)
                                           TO THE POWER OF 6 - 1]

Where         A = Dividends and interest earned during the period.
              B = Expenses accrued for the period (net of reimbursements).
              C = The average daily number of units outstanding during the period that were entitled to receive dividends.
              D = The maximum offering price per unit on the last day of the period.

        YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999.

----------------------------------------------------------------------------- --------------------------------------

SUB-ACCOUNT                                                                                   YIELD
----------------------------------------------------------------------------- --------------------------------------
North American Government Securities (1)                                                      3.92%
----------------------------------------------------------------------------- --------------------------------------
Diversified Income                                                                            8.08%
----------------------------------------------------------------------------- --------------------------------------
High Yield                                                                                    8.24%
----------------------------------------------------------------------------- --------------------------------------
Fixed Income                                                                                  5.11%
----------------------------------------------------------------------------- --------------------------------------

(1) Closed to new investments or transfers of existing contract values.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not been elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-

Accounts.

    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999

-------------------------------- --------------- -------------- --------------- ---------------- ------------------
                                    SEPARATE                                                      SINCE INCEPTION
          SUB-ACCOUNT               ACCOUNT         1 YEAR          5 YEAR          10 YEAR         OF SEPARATE
                                 INCEPTION DATE                                                       ACCOUNT
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Money Market                        11/8/94         -6.68%          0.08%             N/A             -0.20%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
North American Government           11/8/94         -8.04%          -0.33%            N/A             -0.64%
Securities (1)
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Diversified Income                  11/8/94         -13.20%         0.31%             N/A              0.02%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Balanced Growth                     11/8/94         -7.92%          9.79%             N/A              9.26%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Utilities                           11/8/94         31.72%          20.88%            N/A             19.97%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Dividend Growth                     11/8/94         -10.87%         17.47%            N/A             16.58%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Value-Added Market                  11/8/94          0.59%          14.61%            N/A             13.57%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Growth                              11/8/94         27.16%          17.60%            N/A             16.82%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
American Opportunities              11/8/94         43.65%          29.16%            N/A             28.02%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
MidCap Equity                       1/21/97         79.44%           N/A              N/A             27.67%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Global Equity                       11/8/94         22.27%          11.55%            N/A             10.65%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Developing Growth                   11/8/94         79.85%          28.26%            N/A             27.39%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Emerging Markets (1)                11/8/94         70.99%          3.62%             N/A              3.01%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
High Yield                           1/2/97         -4.38%           N/A              N/A              2.21%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
MidCap Value                         1/2/97          8.44%           N/A              N/A             19.75%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Emerging Markets Debt               6/16/97         17.59%           N/A              N/A             -10.78%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Emerging Markets Equity             10/1/96         82.97%           N/A              N/A              4.80%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Fixed Income                         1/2/97         -12.99%          N/A              N/A             -1.05%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Active International Allocation     9/20/99           N/A            N/A              N/A              7.18%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Strategic Stock                     11/3/97         -11.85%          N/A              N/A              0.18%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Enterprise                          6/13/94         14.10%          24.50%            N/A             20.75%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------

(1) Closed to new investments or transfers of existing contract values.

Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. The following are the non-standardized annualized total return quotations for the Sub-Accounts.

           NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
             INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                               DECEMBER 31, 1999

-------------------------------- --------------- -------------- --------------- ---------------- ------------------

                                      FUND                                                        SINCE INCEPTION
          SUB-ACCOUNT            INCEPTION DATE     1 YEAR          5 YEAR          10 YEAR           OF FUND
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Money Market                        11/8/94          3.32%          3.80%             N/A              3.80%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
North American Government           11/8/94          1.96%          3.40%             N/A              3.39%
Securities (1)
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Diversified Income                  11/8/94         -3.20%          3.90%             N/A              3.90%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Balanced Growth                     11/8/94          2.08%          12.67%            N/A             12.37%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Utilities                           11/8/94         41.72%          23.53%            N/A             22.89%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Dividend Growth                     11/8/94         -0.87%          19.82%            N/A             19.14%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Value Added Market                  11/8/94         10.59%          17.25%            N/A             16.49%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Growth                              11/8/94         37.16%          20.40%            N/A             19.87%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
American Opportunities              11/8/94         53.65%          31.51%            N/A             30.60%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
MidCap Equity                       1/21/97         89.44%           N/A              N/A             31.87%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Global Equity                       11/8/94         32.27%          14.68%            N/A             14.11%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Developing Growth                   11/8/94         89.85%          30.64%            N/A             29.98%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Emerging Markets (1)                11/8/94         80.99%          7.55%             N/A              7.40%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
High Yield                           1/2/97          5.62%           N/A              N/A              6.92%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
MidCap Value                         1/2/97         18.44%           N/A              N/A             23.51%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Emerging Markets Debt               6/16/97         27.59%           N/A              N/A             -4.01%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Emerging Markets Equity             10/1/96         92.97%           N/A              N/A             10.68%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Fixed Income                         1/2/97         -2.99%           N/A              N/A              3.83%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Active International Allocation     9/20/99           N/A            N/A              N/A             17.18%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Strategic Stock                     11/3/97         -1.85%           N/A              N/A              6.84%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------
Enterprise                           4/6/86         24.10%          26.78%          15.95%            12.86%
-------------------------------- --------------- -------------- --------------- ---------------- ------------------

(1)      Closed to new investments or transfers of existing contract values.

Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund customarily invests. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which a Fund may invest. Its performance figures reflect changes in market prices and reinvestment of all interest payments. Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The

Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (Money Market, North American Government Securities, Balanced Growth, Utilities, Dividend Growth, Value-Added Market, Growth, American Opportunities, Global Equity, Developing Growth, Emerging Markets, Diversified Income, Mid-Cap Equity, Strategic Stock, Enterprise, High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation, and Fixed Income sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

------------------------------------ SA-1 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999

                                                            NORTH AMERICAN
                                               MONEY          GOVERNMENT
                                               MARKET         SECURITIES
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 123,412,023
      Cost $123,412,023
      Market Value......................    $123,412,023         --
    North American Government Securities
     Portfolio
      Shares 852,351
      Cost $8,618,072
      Market Value......................         --           $8,549,082
    Balanced Growth Portfolio
      Shares 7,736,563
      Cost $108,754,187
      Market Value......................         --              --
    Utilities Portfolio
      Shares 5,816,577
      Cost $90,532,236
      Market Value......................         --              --
    Dividend Growth Portfolio
      Shares 33,214,328
      Cost $576,857,235
      Market Value......................         --              --
    Value-Added Market Portfolio
      Shares 7,830,364
      Cost $112,297,967
      Market Value......................         --              --
    Growth Portfolio
      Shares 3,448,329
      Cost $53,315,696
      Market Value......................         --              --
    American Opportunities Portfolio
      Shares 21,029,679
      Cost $400,724,566
      Market Value......................         --              --
    Global Equity Portfolio
      Shares 7,738,438
      Cost $95,158,830
      Market Value......................         --              --
  Due from Hartford Life and Annuity
   Insurance Company....................         --              --
  Receivable for fund shares sold.......         441,792           1,650
                                            ------------      ----------
  Total Assets..........................     123,853,815       8,550,732
                                            ------------      ----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................         441,749           3,496
  Payable for fund shares purchased.....         --              --
                                            ------------      ----------
  Total Liabilities.....................         441,749           3,496
                                            ------------      ----------
  Net Assets (variable annuity contract
   liabilities).........................    $123,412,066      $8,547,236
                                            ============      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-2 -------------------------------------

                                           BALANCED                                      VALUE-ADDED                    AMERICAN
                                            GROWTH       UTILITIES     DIVIDEND GROWTH      MARKET        GROWTH      OPPORTUNITIES
                                         SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         ------------   ------------   ---------------   ------------   -----------   -------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 123,412,023
      Cost $123,412,023
      Market Value......................      --             --             --                --            --             --
    North American Government Securities
     Portfolio
      Shares 852,351
      Cost $8,618,072
      Market Value......................      --             --             --                --            --             --
    Balanced Growth Portfolio
      Shares 7,736,563
      Cost $108,754,187
      Market Value...................... $113,185,919        --             --                --            --             --
    Utilities Portfolio
      Shares 5,816,577
      Cost $90,532,236
      Market Value......................      --        $152,685,145        --                --            --             --
    Dividend Growth Portfolio
      Shares 33,214,328
      Cost $576,857,235
      Market Value......................      --             --         $661,629,423          --            --             --
    Value-Added Market Portfolio
      Shares 7,830,364
      Cost $112,297,967
      Market Value......................      --             --             --           $160,835,669       --             --
    Growth Portfolio
      Shares 3,448,329
      Cost $53,315,696
      Market Value......................      --             --             --                --        $80,242,606        --
    American Opportunities Portfolio
      Shares 21,029,679
      Cost $400,724,566
      Market Value......................      --             --             --                --            --        $685,567,531
    Global Equity Portfolio
      Shares 7,738,438
      Cost $95,158,830
      Market Value......................      --             --             --                --            --             --
  Due from Hartford Life and Annuity
   Insurance Company....................       79,289        183,819        --                --           148,319         498,199
  Receivable for fund shares sold.......      --             --              156,744          --            --             --
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Total Assets..........................  113,265,208    152,868,964     661,786,167      160,835,669   80,390,925     686,065,730
                                         ------------   ------------    ------------     ------------   -----------   ------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................      --             --              170,323          --            --             --
  Payable for fund shares purchased.....       78,002        190,294        --                160,778       77,078         498,946
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Total Liabilities.....................       78,002        190,294         170,323          160,778       77,078         498,946
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Net Assets (variable annuity contract
   liabilities)......................... $113,187,206   $152,678,670    $661,615,844     $160,674,891   $80,313,847   $685,566,784
                                         ============   ============    ============     ============   ===========   ============

                                             GLOBAL
                                             EQUITY
                                          SUB-ACCOUNT
                                          ------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 123,412,023
      Cost $123,412,023
      Market Value......................       --
    North American Government Securities
     Portfolio
      Shares 852,351
      Cost $8,618,072
      Market Value......................       --
    Balanced Growth Portfolio
      Shares 7,736,563
      Cost $108,754,187
      Market Value......................       --
    Utilities Portfolio
      Shares 5,816,577
      Cost $90,532,236
      Market Value......................       --
    Dividend Growth Portfolio
      Shares 33,214,328
      Cost $576,857,235
      Market Value......................       --
    Value-Added Market Portfolio
      Shares 7,830,364
      Cost $112,297,967
      Market Value......................       --
    Growth Portfolio
      Shares 3,448,329
      Cost $53,315,696
      Market Value......................       --
    American Opportunities Portfolio
      Shares 21,029,679
      Cost $400,724,566
      Market Value......................       --
    Global Equity Portfolio
      Shares 7,738,438
      Cost $95,158,830
      Market Value......................  $151,905,538
  Due from Hartford Life and Annuity
   Insurance Company....................        77,140
  Receivable for fund shares sold.......       --
                                          ------------
  Total Assets..........................   151,982,678
                                          ------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................       --
  Payable for fund shares purchased.....        77,131
                                          ------------
  Total Liabilities.....................        77,131
                                          ------------
  Net Assets (variable annuity contract
   liabilities).........................  $151,905,547
                                          ============

------------------------------------ SA-3 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                     DEVELOPING      EMERGING      DIVERSIFIED      MID-CAP
                                       GROWTH         MARKETS        INCOME         EQUITY
                                    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                    ------------    -----------    -----------    -----------
ASSETS:
  Investments in the Morgan
   Stanley Dean Witter Select
   Dimensions Investment Series:
    Developing Growth Portfolio
      Shares 3,667,277
      Cost $62,378,527
      Market Value..............    $146,837,761        --             --             --
    Emerging Markets Portfolio
      Shares 1,449,262
      Cost $15,185,950
      Market Value..............         --         $20,999,807        --             --
    Diversified Income Portfolio
      Shares 8,679,482
      Cost $87,923,712
      Market Value..............         --             --         $77,768,156        --
    Mid-Cap Equity Portfolio
      Shares 3,076,269
      Cost $39,902,446
      Market Value..............         --             --             --         $69,708,246
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 979,146
      Cost $11,650,835
      Market Value..............         --             --             --             --
    Enterprise Portfolio
      Shares 841,363
      Cost $18,511,018
      Market Value..............         --             --             --             --
  Investments in the Morgan
   Stanley Dean Witter Universal
   Funds Inc.:
    High Yield Portfolio
      Shares 2,226,015
      Cost $23,778,925
      Market Value..............         --             --             --             --
    Mid-Cap Value Portfolio
      Shares 1,226,869
      Cost $18,100,377
      Market Value..............         --             --             --             --
    Emerging Markets Debt
     Portfolio
      Shares 139,096
      Cost $982,205
      Market Value..............         --             --             --             --
    Emerging Markets Equity
     Portfolio
      Shares 223,485
      Cost $2,343,009
      Market Value..............         --             --             --             --
    Active International
     Allocation Portfolio
      Shares 48,265
      Cost $522,155
      Market Value..............         --             --             --             --
    Fixed Income Portfolio
      Shares 153,493
      Cost $1,607,669
      Market Value..............         --             --             --             --
  Due from Hartford Life and
   Annuity Insurance Company....          81,524        --             --             165,728
  Receivable for fund shares
   sold.........................         --             42,726         --             --
                                    ------------    -----------    -----------    -----------
  Total Assets..................     146,919,285    21,042,533     77,768,156      69,873,974
                                    ------------    -----------    -----------    -----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....         --             46,859         63,821         --
  Payable for fund shares
   purchased....................          76,588        --             --             163,007
                                    ------------    -----------    -----------    -----------
  Total Liabilities.............          76,588        46,859         63,821         163,007
                                    ------------    -----------    -----------    -----------
  Net Assets (variable annuity
   contract liabilities)........    $146,842,697    $20,995,674    $77,704,335    $69,710,967
                                    ============    ===========    ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-4 -------------------------------------

                                                                                                             EMERGING
                                                                                 MID-CAP       EMERGING       MARKETS
                                 STRATEGIC STOCK   ENTERPRISE    HIGH YIELD       VALUE      MARKETS DEBT     EQUITY
                                   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                 ---------------   -----------   -----------   -----------   ------------   -----------
ASSETS:
  Investments in the Morgan
   Stanley Dean Witter Select
   Dimensions Investment Series:
    Developing Growth Portfolio
      Shares 3,667,277
      Cost $62,378,527
      Market Value..............      --               --            --            --            --             --
    Emerging Markets Portfolio
      Shares 1,449,262
      Cost $15,185,950
      Market Value..............      --               --            --            --            --             --
    Diversified Income Portfolio
      Shares 8,679,482
      Cost $87,923,712
      Market Value..............      --               --            --            --            --             --
    Mid-Cap Equity Portfolio
      Shares 3,076,269
      Cost $39,902,446
      Market Value..............      --               --            --            --            --             --
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 979,146
      Cost $11,650,835
      Market Value..............   $11,485,382         --            --            --            --             --
    Enterprise Portfolio
      Shares 841,363
      Cost $18,511,018
      Market Value..............      --           $21,967,977       --            --            --             --
  Investments in the Morgan
   Stanley Dean Witter Universal
   Funds Inc.:
    High Yield Portfolio
      Shares 2,226,015
      Cost $23,778,925
      Market Value..............      --               --        $22,794,394       --            --             --
    Mid-Cap Value Portfolio
      Shares 1,226,869
      Cost $18,100,377
      Market Value..............      --               --            --        $19,163,699       --             --
    Emerging Markets Debt
     Portfolio
      Shares 139,096
      Cost $982,205
      Market Value..............      --               --            --            --          $961,150         --
    Emerging Markets Equity
     Portfolio
      Shares 223,485
      Cost $2,343,009
      Market Value..............      --               --            --            --            --         $3,093,291
    Active International
     Allocation Portfolio
      Shares 48,265
      Cost $522,155
      Market Value..............      --               --            --            --            --             --
    Fixed Income Portfolio
      Shares 153,493
      Cost $1,607,669
      Market Value..............      --               --            --            --            --             --
  Due from Hartford Life and
   Annuity Insurance Company....         9,671         16,126        14,887        16,996        --             50,258
  Receivable for fund shares
   sold.........................      --               --            --            --            --             --
                                   -----------     -----------   -----------   -----------     --------     ----------
  Total Assets..................    11,495,053     21,984,103    22,809,281    19,180,695       961,150      3,143,549
                                   -----------     -----------   -----------   -----------     --------     ----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....      --               --            --            --                30         --
  Payable for fund shares
   purchased....................         9,492         16,546        14,866        16,764        --             50,258
                                   -----------     -----------   -----------   -----------     --------     ----------
  Total Liabilities.............         9,492         16,546        14,866        16,764            30         50,258
                                   -----------     -----------   -----------   -----------     --------     ----------
  Net Assets (variable annuity
   contract liabilities)........   $11,485,561     $21,967,557   $22,794,415   $19,163,931     $961,120     $3,093,291
                                   ===========     ===========   ===========   ===========     ========     ==========

                                     ACTIVE
                                  INTERNATIONAL
                                   ALLOCATION     FIXED INCOME
                                   SUB-ACCOUNT    SUB-ACCOUNT
                                  -------------   ------------
ASSETS:
  Investments in the Morgan
   Stanley Dean Witter Select
   Dimensions Investment Series:
    Developing Growth Portfolio
      Shares 3,667,277
      Cost $62,378,527
      Market Value..............      --              --
    Emerging Markets Portfolio
      Shares 1,449,262
      Cost $15,185,950
      Market Value..............      --              --
    Diversified Income Portfolio
      Shares 8,679,482
      Cost $87,923,712
      Market Value..............      --              --
    Mid-Cap Equity Portfolio
      Shares 3,076,269
      Cost $39,902,446
      Market Value..............      --              --
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 979,146
      Cost $11,650,835
      Market Value..............      --              --
    Enterprise Portfolio
      Shares 841,363
      Cost $18,511,018
      Market Value..............      --              --
  Investments in the Morgan
   Stanley Dean Witter Universal
   Funds Inc.:
    High Yield Portfolio
      Shares 2,226,015
      Cost $23,778,925
      Market Value..............      --              --
    Mid-Cap Value Portfolio
      Shares 1,226,869
      Cost $18,100,377
      Market Value..............      --              --
    Emerging Markets Debt
     Portfolio
      Shares 139,096
      Cost $982,205
      Market Value..............      --              --
    Emerging Markets Equity
     Portfolio
      Shares 223,485
      Cost $2,343,009
      Market Value..............      --              --
    Active International
     Allocation Portfolio
      Shares 48,265
      Cost $522,155
      Market Value..............    $566,062          --
    Fixed Income Portfolio
      Shares 153,493
      Cost $1,607,669
      Market Value..............      --           $1,542,603
  Due from Hartford Life and
   Annuity Insurance Company....      46,958          --
  Receivable for fund shares
   sold.........................      --              --
                                    --------       ----------
  Total Assets..................     613,020        1,542,603
                                    --------       ----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....      --                   62
  Payable for fund shares
   purchased....................      46,959          --
                                    --------       ----------
  Total Liabilities.............      46,959               62
                                    --------       ----------
  Net Assets (variable annuity
   contract liabilities)........    $566,061       $1,542,541
                                    ========       ==========

------------------------------------ SA-5 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Money Market Portfolio 1.25%.....    9,489,283   $12.117281  $  114,984,311
  Money Market Portfolio 1.5%......      568,587    10.439293       5,935,646
  Money Market Portfolio 1.65%.....       12,251    10.435390         127,842
  Money Market Portfolio 1.4%......      178,918    12.105339       2,165,869
  North American Government
   Securities Portfolio 1.25%......      684,246    11.870066       8,122,043
  North American Government
   Securities Portfolio 1.5%.......       32,272    10.243966         330,591
  North American Government
   Securities Portfolio 1.4%.......        6,003    11.858359          71,190
  Balanced Growth Portfolio
   1.25%...........................    5,961,358    18.230000     108,675,549
  Balanced Growth Portfolio 1.5%...      198,439    10.996556       2,182,142
  Balanced Growth Portfolio
   1.65%...........................        1,633    10.992443          17,953
  Balanced Growth Portfolio 1.4%...      122,192    18.211833       2,225,336
  Utilities Portfolio 1.25%........    5,029,716    28.898536     145,351,426
  Utilities Portfolio 1.5%.........      207,872    15.922989       3,309,952
  Utilities Portfolio 1.65%........        8,195    15.917054         130,435
  Utilities Portfolio 1.4%.........      126,230    28.869918       3,644,255
  Dividend Growth Portfolio
   1.25%...........................   26,039,033    24.630777     641,361,625
  Dividend Growth Portfolio 1.5%...      848,002    10.750975       9,116,844
  Dividend Growth Portfolio
   1.65%...........................       10,463    10.746952         112,442
  Dividend Growth Portfolio 1.4%...      413,699    24.606272      10,179,601
  Value-Added Market Portfolio
   1.25%...........................    7,132,645    21.944514     156,522,435
  Value-Added Market Portfolio
   1.5%............................      103,156    11.871109       1,224,574
  Value-Added Market Portfolio
   1.65%...........................        1,282    11.866668          15,211
  Value-Added Market Portfolio
   1.4%............................      122,524    21.922750       2,686,061
  Growth Portfolio 1.25%...........    3,011,788    25.416166      76,548,092
  Growth Portfolio 1.5%............       78,900    14.820183       1,169,309
  Growth Portfolio 1.65%...........        5,670    14.814660          83,995
  Growth Portfolio 1.4%............       97,233    25.390936       2,468,842
  American Opportunities Portfolio
   1.25%...........................   16,616,077    39.531912     656,865,283
  American Opportunities Portfolio
   1.5%............................      699,793    17.103552      11,968,952
  American Opportunities Portfolio
   1.65%...........................       21,026    17.097183         359,489
  American Opportunities Portfolio
   1.4%............................      392,159    39.492620      15,487,381
  Global Equity Portfolio 1.25%....    7,432,248    19.732589     146,657,488
  Global Equity Portfolio 1.5%.....      170,755    13.820388       2,359,902
  Global Equity Portfolio 1.65%....        7,150    13.815234          98,774
  Global Equity Portfolio 1.4%.....      132,454    19.713070       2,611,070
  Developing Growth Portfolio
   1.25%...........................    3,699,371    38.573629     142,698,182
  Developing Growth Portfolio
   1.5%............................       65,181    20.576241       1,341,190
  Developing Growth Portfolio
   1.65%...........................        7,066    20.568597         145,343
  Developing Growth Portfolio
   1.4%............................       61,802    38.535362       2,381,578
  Emerging Markets Portfolio
   1.25%...........................    1,421,047    14.444234      20,525,934
  Emerging Markets Portfolio
   1.5%............................        7,816    16.578521         129,575
  Emerging Markets Portfolio
   1.4%............................       16,107    14.429938         232,425
  Diversified Income Portfolio
   1.25%...........................    6,139,351    12.174809      74,745,421
  Diversified Income Portfolio
   1.5%............................      234,256     9.635306       2,257,129
  Diversified Income Portfolio
   1.65%...........................        1,036     9.631697           9,978
  Diversified Income Portfolio
   1.4%............................       54,554    12.162658         663,522
  Mid-Cap Equity Portfolio 1.25%...    2,887,266    22.567847      65,159,378

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-6 -------------------------------------

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
Mid-Cap Equity Portfolio 1.5%......       93,418   $19.825174  $    1,852,024
Mid-Cap Equity Portfolio 1.65%.....       13,522    19.817812         267,976
Mid-Cap Equity Portfolio 1.4%......      107,853    22.545394       2,431,589
Strategic Stock Portfolio 1.25%....    1,046,841    10.093336      10,566,113
Strategic Stock Portfolio 1.5%.....       39,996    10.445212         417,767
Strategic Stock Portfolio 1.65%....        1,945    10.441396          20,309
Strategic Stock Portfolio 1.4%.....       47,740    10.083303         481,372
Enterprise Portfolio 1.25%.........    1,421,039    13.219240      18,785,060
Enterprise Portfolio 1.5%..........       85,535    13.818024       1,181,918
Enterprise Portfolio 1.4%..........      148,965    13.206158       1,967,250
Enterprise Portfolio 1.65%.........        2,413    13.812991          33,329
High Yield Portfolio 1.25%.........    1,926,264    10.554381      20,330,522
High Yield Portfolio 1.4%..........       71,139    10.543954         750,083
High Yield Portfolio 1.5%..........      162,726    10.531861       1,713,810
Mid-Cap Value Portfolio 1.25%......    1,322,605    11.977275      15,841,201
Mid-Cap Value Portfolio 1.65%......        1,528    13.230525          20,217
Mid-Cap Value Portfolio 1.4%.......      128,705    11.965487       1,540,020
Mid-Cap Value Portfolio 1.5%.......      133,166    13.235353       1,762,493
Emerging Markets Debt Portfolio
 1.25%.............................       78,118     8.615091         672,996
Emerging Markets Debt Portfolio
 1.5%..............................       13,695    10.679132         146,251
Emerging Markets Debt Portfolio
 1.4%..............................       15,204     8.606516         130,852
Emerging Markets Debt Portfolio
 1.65%.............................        1,032    10.675235          11,021
Emerging Markets Equity Portfolio
 1.25%.............................      170,056    14.353528       2,440,907
Emerging Markets Equity Portfolio
 1.65%.............................        2,492    14.339621          35,737
Emerging Markets Equity Portfolio
 1.5%..............................       10,403    14.342270         149,200
Emerging Markets Equity Portfolio
 1.4%..............................       32,582    14.346777         467,447
Active International Allocation
 Portfolio 1.25%...................       36,203    11.718265         424,236
Active International Allocation
 Portfolio 1.5%....................        3,092    11.710114          36,210
Active International Allocation
 Portfolio 1.4%....................        9,017    11.713372         105,615
Fixed Income Portfolio 1.25%.......      109,324    10.065310       1,100,377
Fixed Income Portfolio 1.5%........       11,984    10.057387         120,530
Fixed Income Portfolio 1.4%........       31,970    10.060554         321,634
                                                               --------------
SUB-TOTAL..........................                             2,531,587,631
                                                               --------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Money Market Portfolio...........       16,373    12.117281         198,398
  North American Government
   Securities Portfolio............        1,972    11.870066          23,412
  Balanced Growth Portfolio........        4,730    18.230000          86,226
  Utilities Portfolio..............        8,395    28.898536         242,602
  Dividend Growth Portfolio........       34,320    24.630777         845,332
  Value-Added Market Portfolio.....       10,326    21.944514         226,610
  Growth Portfolio.................        1,716    25.416166          43,609
  American Opportunities
   Portfolio.......................       22,404    39.531912         885,679
  Global Equity Portfolio..........        9,036    19.732589         178,313
  Developing Growth Portfolio......        7,166    38.573629         276,404
  Emerging Markets Portfolio.......        7,459    14.444234         107,740
  Diversified Income Portfolio.....        2,323    12.174809          28,285
                                                               --------------
  SUB-TOTAL........................                                 3,142,610
                                                               --------------
GRAND TOTAL:.......................                            $2,534,730,241
                                                               ==============

------------------------------------ SA-7 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                     NORTH AMERICAN
                                                    MONEY              GOVERNMENT
                                                   MARKET              SECURITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                 -----------         --------------
INVESTMENT INCOME:
  Dividends..................................    $ 5,523,647           $ 391,465
EXPENSES:
  Mortality and expense undertakings.........     (1,488,588)           (109,310)
                                                 -----------           ---------
    Net investment income (loss).............      4,035,059             282,155
                                                 -----------           ---------
CAPITAL GAINS INCOME.........................        --                  --
                                                 -----------           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions..............................        --                   (2,295)
  Net unrealized (depreciation) appreciation
   of investments during the period..........        --                  (98,426)
                                                 -----------           ---------
    Net (loss) gain on investments...........        --                 (100,721)
                                                 -----------           ---------
    Net increase (decrease) in net assets
     resulting from operations...............    $ 4,035,059           $ 181,434
                                                 ===========           =========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-8 -------------------------------------

                                                BALANCED                                     VALUE-ADDED
                                                 GROWTH       UTILITIES    DIVIDEND GROWTH     MARKET        GROWTH
                                              SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------   -----------   ---------------   -----------   -----------
INVESTMENT INCOME:
  Dividends.................................. $  3,309,619   $ 1,677,499    $ 12,763,908     $ 1,694,354   $     3,451
EXPENSES:
  Mortality and expense undertakings.........   (1,365,537)   (1,320,691)     (8,729,052)     (1,934,373)     (708,134)
                                              ------------   -----------    ------------     -----------   -----------
    Net investment income (loss).............    1,944,082       356,808       4,034,856        (240,019)     (704,683)
                                              ------------   -----------    ------------     -----------   -----------
CAPITAL GAINS INCOME.........................   12,263,090       719,571      61,332,549       5,499,038     4,191,496
                                              ------------   -----------    ------------     -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions..............................      (73,288)       19,860      (2,732,578)        275,018       164,575
  Net unrealized (depreciation) appreciation
   of investments during the period..........  (12,320,805)   40,186,992     (70,396,747)      9,944,964    16,049,317
                                              ------------   -----------    ------------     -----------   -----------
    Net (loss) gain on investments...........  (12,394,093)   40,206,852     (73,129,325)     10,219,982    16,213,892
                                              ------------   -----------    ------------     -----------   -----------
    Net increase (decrease) in net assets
     resulting from operations............... $  1,813,079   $41,283,231    $ (7,761,920)    $15,479,001   $19,700,705
                                              ============   ===========    ============     ===========   ===========

                                                 AMERICAN        GLOBAL
                                               OPPORTUNITIES     EQUITY
                                               SUB-ACCOUNT*    SUB-ACCOUNT
                                               -------------   -----------
INVESTMENT INCOME:
  Dividends..................................  $  1,449,748    $   433,055
EXPENSES:
  Mortality and expense undertakings.........    (5,636,258)    (1,486,761)
                                               ------------    -----------
    Net investment income (loss).............    (4,186,510)    (1,053,706)
                                               ------------    -----------
CAPITAL GAINS INCOME.........................    40,966,154        --
                                               ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions..............................      (200,293)       105,344
  Net unrealized (depreciation) appreciation
   of investments during the period..........   185,622,773     37,067,653
                                               ------------    -----------
    Net (loss) gain on investments...........   185,422,480     37,172,997
                                               ------------    -----------
    Net increase (decrease) in net assets
     resulting from operations...............  $222,202,124    $36,119,291
                                               ============    ===========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

------------------------------------ SA-9 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      DEVELOPING      EMERGING      DIVERSIFIED       MID-CAP
                                                        GROWTH         MARKETS        INCOME           EQUITY
                                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT***
                                                      -----------    -----------    -----------    --------------
INVESTMENT INCOME:
  Dividends.......................................    $    48,080    $   26,969     $ 6,753,074     $   154,413
EXPENSES:
  Mortality and expense undertakings..............     (1,106,088)     (192,804)     (1,009,251)       (409,231)
                                                      -----------    ----------     -----------     -----------
    Net investment (loss) income..................     (1,058,008)     (165,835)      5,743,823        (254,818)
                                                      -----------    ----------     -----------     -----------
CAPITAL GAINS INCOME..............................        --             --             --              --
                                                      -----------    ----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions...................................      1,312,196      (203,975)        (39,961)        103,985
  Net unrealized appreciation (depreciation) of
   investments during the period..................     66,388,520     9,904,528      (8,188,376)     27,634,475
                                                      -----------    ----------     -----------     -----------
    Net gain (loss) on investments................     67,700,716     9,700,553      (8,228,337)     27,738,460
                                                      -----------    ----------     -----------     -----------
    Net increase (decrease) in net assets
     resulting from operations....................    $66,642,708    $9,534,718     $(2,484,514)    $27,483,642
                                                      ===========    ==========     ===========     ===========

  *  From inception, September 7, 1999, to December 31, 1999.
 **  From inception, September 20, 1999, to December 31, 1999.
***  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-10 -------------------------------------

                                                                                                   MID-CAP       EMERGING
                                                   STRATEGIC STOCK   ENTERPRISE    HIGH YIELD       VALUE      MARKETS DEBT
                                                     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                   ---------------   -----------   -----------   -----------   ------------
INVESTMENT INCOME:
  Dividends.......................................    $  72,628      $   24,469    $1,710,348    $   27,823      $113,374
EXPENSES:
  Mortality and expense undertakings..............     (117,755)       (142,466)     (225,656)     (162,785)       (6,990)
                                                      ---------      ----------    ----------    ----------      --------
    Net investment (loss) income..................      (45,127)       (117,997)    1,484,692      (134,962)      106,384
                                                      ---------      ----------    ----------    ----------      --------
CAPITAL GAINS INCOME..............................       19,014         576,428        --         2,170,992        --
                                                      ---------      ----------    ----------    ----------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions...................................       (1,919)          4,371         3,214        23,187           867
  Net unrealized appreciation (depreciation) of
   investments during the period..................     (445,298)      2,973,314      (563,346)      629,983        46,701
                                                      ---------      ----------    ----------    ----------      --------
    Net gain (loss) on investments................     (447,217)      2,977,685      (560,132)      653,170        47,568
                                                      ---------      ----------    ----------    ----------      --------
    Net increase (decrease) in net assets
     resulting from operations....................    $(473,330)     $3,436,116    $  924,560    $2,689,200      $153,952
                                                      =========      ==========    ==========    ==========      ========

                                                      EMERGING        ACTIVE
                                                      MARKETS      INTERNATIONAL
                                                       EQUITY       ALLOCATION     FIXED INCOME
                                                    SUB-ACCOUNT*   SUB-ACCOUNT**   SUB-ACCOUNT*
                                                    ------------   -------------   ------------
INVESTMENT INCOME:
  Dividends.......................................    $ --            $   848        $ 65,663
EXPENSES:
  Mortality and expense undertakings..............      (5,722)          (782)         (4,582)
                                                      --------        -------        --------
    Net investment (loss) income..................      (5,722)            66          61,081
                                                      --------        -------        --------
CAPITAL GAINS INCOME..............................      --             --              --
                                                      --------        -------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions...................................       4,110            499           5,167
  Net unrealized appreciation (depreciation) of
   investments during the period..................     750,282         43,907         (65,066)
                                                      --------        -------        --------
    Net gain (loss) on investments................     754,392         44,406         (59,899)
                                                      --------        -------        --------
    Net increase (decrease) in net assets
     resulting from operations....................    $748,670        $44,472        $  1,182
                                                      ========        =======        ========

  *  From inception, September 7, 1999, to December 31, 1999.
 **  From inception, September 20, 1999, to December 31, 1999.
***  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

------------------------------------ SA-11 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                               NORTH AMERICAN
                                            MONEY MARKET    GOVERMENT SECURITIES
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------    --------------------
OPERATIONS:
  Net investment income (loss)..........    $ 4,035,059          $  282,155
  Capital gains income..................        --                --
  Net realized (loss) gain on security
   transactions.........................        --                   (2,295)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................        --                  (98,426)
                                            ------------         ----------
  Net increase (decrease) in net assets
   resulting from operations............      4,035,059             181,434
                                            ------------         ----------
UNIT TRANSACTIONS:
  Purchases.............................     23,817,068             563,929
  Net transfers.........................     15,198,089             928,086
  Surrenders for benefit payments and
   fees.................................    (28,455,931)           (661,447)
  Net annuity transactions..............         66,438              (6,541)
                                            ------------         ----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     10,625,664             824,027
                                            ------------         ----------
  Total increase in net assets..........     14,660,723           1,005,461
NET ASSETS:
  Beginning of period...................    108,751,343           7,541,775
                                            ------------         ----------
  End of period.........................    $123,412,066         $8,547,236
                                            ============         ==========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                               NORTH AMERICAN
                                            MONEY MARKET    GOVERMENT SECURITIES
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------    --------------------
OPERATIONS:
  Net investment income (loss)..........    $ 3,234,850          $  165,577
  Capital gains income..................        --                --
  Net realized gain (loss) on security
   transactions.........................        --                      558
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................        --                  (10,221)
                                            ------------         ----------
  Net increase in net assets resulting
   from operations......................      3,234,850             155,914
                                            ------------         ----------
UNIT TRANSACTIONS:
  Purchases.............................     26,624,283           1,435,170
  Net transfers.........................     22,818,051           1,932,564
  Surrenders for benefit payments and
   fees.................................    (18,966,767)           (689,182)
  Net annuity transactions..............        122,565              28,537
                                            ------------         ----------
  Net increase in net assets resulting
   from unit transactions...............     30,598,132           2,707,089
                                            ------------         ----------
  Total increase in net assets..........     33,832,982           2,863,003
NET ASSETS:
  Beginning of period...................     74,918,361           4,678,772
                                            ------------         ----------
  End of period.........................    $108,751,343         $7,541,775
                                            ============         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-12 -------------------------------------

                                           BALANCED                                      VALUE-ADDED                    AMERICAN
                                            GROWTH       UTILITIES     DIVIDEND GROWTH      MARKET        GROWTH      OPPORTUNITIES
                                         SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*
                                         ------------   ------------   ---------------   ------------   -----------   -------------
OPERATIONS:
  Net investment income (loss).......... $  1,944,082   $    356,808    $  4,034,856     $   (240,019)  $  (704,683)  $ (4,186,510)
  Capital gains income..................   12,263,090        719,571      61,332,549        5,499,038     4,191,496     40,966,154
  Net realized (loss) gain on security
   transactions.........................      (73,288)        19,860      (2,732,578)         275,018       164,575       (200,293)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................  (12,320,805)    40,186,992     (70,396,747)       9,944,964    16,049,317    185,622,773
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Net increase (decrease) in net assets
   resulting from operations............    1,813,079     41,283,231      (7,761,920)      15,479,001    19,700,705    222,202,124
                                         ------------   ------------    ------------     ------------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases.............................    8,636,011     11,974,424      47,158,874        8,568,182     6,335,812     49,350,136
  Net transfers.........................   16,333,341     28,022,803      42,003,115          (84,774)   11,373,024    112,929,991
  Surrenders for benefit payments and
   fees.................................   (8,597,616)    (8,175,407)    (62,420,672)     (10,796,247)   (4,922,308)   (32,300,071)
  Net annuity transactions..............       40,306        170,763         484,672          165,381        24,763        592,185
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   16,412,042     31,992,583      27,225,989       (2,147,458)   12,811,291    130,572,241
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Total increase in net assets..........   18,225,121     73,275,814      19,464,069       13,331,543    32,511,996    352,774,365
NET ASSETS:
  Beginning of period...................   94,962,085     79,402,856     642,151,775      147,343,348    47,801,851    332,792,419
                                         ------------   ------------    ------------     ------------   -----------   ------------
  End of period......................... $113,187,206   $152,678,670    $661,615,844     $160,674,891   $80,313,847   $685,566,784
                                         ============   ============    ============     ============   ===========   ============

                                             GLOBAL
                                             EQUITY
                                          SUB-ACCOUNT
                                          ------------
OPERATIONS:
  Net investment income (loss)..........  $ (1,053,706)
  Capital gains income..................       --
  Net realized (loss) gain on security
   transactions.........................       105,344
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................    37,067,653
                                          ------------
  Net increase (decrease) in net assets
   resulting from operations............    36,119,291
                                          ------------
UNIT TRANSACTIONS:
  Purchases.............................     8,046,187
  Net transfers.........................     7,428,110
  Surrenders for benefit payments and
   fees.................................    (8,976,935)
  Net annuity transactions..............       152,229
                                          ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     6,649,591
                                          ------------
  Total increase in net assets..........    42,768,882
NET ASSETS:
  Beginning of period...................   109,136,665
                                          ------------
  End of period.........................  $151,905,547
                                          ============

                                          BALANCED                                     VALUE-ADDED                    AMERICAN
                                           GROWTH       UTILITIES    DIVIDEND GROWTH      MARKET        GROWTH      OPPORTUNITIES
                                         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*
                                         -----------   -----------   ---------------   ------------   -----------   -------------
OPERATIONS:
  Net investment income (loss).......... $ 1,054,616   $   448,142    $  2,575,707     $   (279,408)  $  (588,893)  $ (1,870,856)
  Capital gains income..................   1,697,873       657,872      23,297,871        1,970,707     1,177,870     22,283,610
  Net realized gain (loss) on security
   transactions.........................     (35,053)       (5,860)       (116,773)        (165,573)      (47,737)      (129,194)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................   6,624,190    10,977,754      63,796,492       11,736,937     4,134,094     47,944,751
                                         -----------   -----------    ------------     ------------   -----------   ------------
  Net increase in net assets resulting
   from operations......................   9,341,626    12,077,908      89,553,297       13,262,663     4,675,334     68,228,311
                                         -----------   -----------    ------------     ------------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases.............................   9,515,720    10,420,385      61,282,019       11,743,594     5,811,059     31,893,265
  Net transfers.........................  14,734,535    12,899,339      59,525,570        7,479,605     2,982,317     38,226,729
  Surrenders for benefit payments and
   fees.................................  (3,951,159)   (4,262,502)    (32,837,181)      (5,597,839)   (2,297,690)   (14,448,089)
  Net annuity transactions..............      15,874        (2,553)        271,624           12,632        (1,811)        18,420
                                         -----------   -----------    ------------     ------------   -----------   ------------
  Net increase in net assets resulting
   from unit transactions...............  20,314,970    19,054,669      88,242,032       13,637,992     6,493,875     55,690,325
                                         -----------   -----------    ------------     ------------   -----------   ------------
  Total increase in net assets..........  29,656,596    31,132,577     177,795,329       26,900,655    11,169,209    123,918,636
NET ASSETS:
  Beginning of period...................  65,305,489    48,270,279     464,356,446      120,442,693    36,632,642    208,873,783
                                         -----------   -----------    ------------     ------------   -----------   ------------
  End of period......................... $94,962,085   $79,402,856    $642,151,775     $147,343,348   $47,801,851   $332,792,419
                                         ===========   ===========    ============     ============   ===========   ============

                                             GLOBAL
                                             EQUITY
                                          SUB-ACCOUNT
                                          ------------
OPERATIONS:
  Net investment income (loss)..........  $    (91,170)
  Capital gains income..................       368,656
  Net realized gain (loss) on security
   transactions.........................      (522,068)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................    11,960,357
                                          ------------
  Net increase in net assets resulting
   from operations......................    11,715,775
                                          ------------
UNIT TRANSACTIONS:
  Purchases.............................     8,280,760
  Net transfers.........................     5,278,620
  Surrenders for benefit payments and
   fees.................................    (5,716,942)
  Net annuity transactions..............          (440)
                                          ------------
  Net increase in net assets resulting
   from unit transactions...............     7,841,998
                                          ------------
  Total increase in net assets..........    19,557,773
NET ASSETS:
  Beginning of period...................    89,578,892
                                          ------------
  End of period.........................  $109,136,665
                                          ============

------------------------------------ SA-13 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                             DEVELOPING      EMERGING      DIVERSIFIED        MID-CAP
                                               GROWTH         MARKETS        INCOME           EQUITY
                                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT****
                                            ------------    -----------    -----------    ---------------
OPERATIONS:
  Net investment (loss) income..........    $ (1,058,008)   $  (165,835)   $ 5,743,823      $  (254,818)
  Capital gains income..................         --             --             --              --
  Net realized gain (loss) on security
   transactions.........................       1,312,196       (203,975)       (39,961)         103,985
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      66,388,520      9,904,528     (8,188,376)      27,634,475
                                            ------------    -----------    -----------      -----------
  Net increase (decrease) in net assets
   resulting from operations............      66,642,708      9,534,718     (2,484,514)      27,483,642
                                            ------------    -----------    -----------      -----------
UNIT TRANSACTIONS:
  Purchases.............................       5,143,087        798,422      4,716,433        5,404,680
  Net transfers.........................       7,894,645       (219,128)     1,271,481       14,052,003
  Surrenders for benefit payments and
   fees.................................      (7,509,093)    (1,275,935)    (6,571,543)      (1,960,056)
  Net annuity transactions..............         192,035         67,560          9,251         --
                                            ------------    -----------    -----------      -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....       5,720,674       (629,081)      (574,378)      17,496,627
                                            ------------    -----------    -----------      -----------
  Total increase (decrease) in net
   assets...............................      72,363,382      8,905,637     (3,058,892)      44,980,269
NET ASSETS:
  Beginning of period...................      74,479,315     12,090,037     80,763,227       24,730,698
                                            ------------    -----------    -----------      -----------
  End of period.........................    $146,842,697    $20,995,674    $77,704,335      $69,710,967
                                            ============    ===========    ===========      ===========

 **  From inception, September 7, 1999, to December 31, 1999.
***  From inception, September 20, 1999, to December 31, 1999.
**** Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                             DEVELOPING       EMERGING      DIVERSIFIED         MID-CAP
                                               GROWTH         MARKETS          INCOME           EQUITY
                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT****
                                            ------------    ------------    ------------    ---------------
OPERATIONS:
  Net investment (loss) income..........    $  (862,789)    $   (25,420)    $ 4,075,834       $  (163,766)
  Capital gains income..................        110,206          44,837          85,594           198,842
  Net realized (loss) gain on security
   transactions.........................       (327,553)     (1,361,056)            548          (166,311)
  Net unrealized appreciation
   (depreciation) of investments during
   the
   period...............................      5,740,263      (4,702,323)     (2,456,320)          790,477
                                            -----------     -----------     -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations............      4,660,127      (6,043,962)      1,705,656           659,242
                                            -----------     -----------     -----------       -----------
UNIT TRANSACTIONS:
  Purchases.............................      4,110,151         726,460       8,572,861         4,768,336
  Net transfers.........................     (5,495,094)     (3,374,149)     21,054,049         2,911,337
  Surrenders for benefit payments and
   fees.................................     (4,440,843)     (1,031,340)     (5,684,565)         (810,632)
  Net annuity transactions..............         (3,733)         (3,230)          6,816          --
                                            -----------     -----------     -----------       -----------
  Net (decrease) increase in net assets
   resulting from unit transactions.....     (5,829,519)     (3,682,259)     23,949,161         6,869,041
                                            -----------     -----------     -----------       -----------
  Total (decrease) increase in net
   assets...............................     (1,169,392)     (9,726,221)     25,654,817         7,528,283
NET ASSETS:
  Beginning of period...................     75,648,707      21,816,258      55,108,410        17,202,415
                                            -----------     -----------     -----------       -----------
  End of period.........................    $74,479,315     $12,090,037     $80,763,227       $24,730,698
                                            ===========     ===========     ===========       ===========

  *  From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------ SA-14 -------------------------------------

                                                                                           MID-CAP        EMERGING
                                         STRATEGIC STOCK    ENTERPRISE     HIGH YIELD       VALUE       MARKETS DEBT
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         ---------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment (loss) income..........   $   (45,127)    $  (117,997)   $ 1,484,692    $  (134,962)     $106,384
  Capital gains income..................        19,014         576,428        --           2,170,992        --
  Net realized gain (loss) on security
   transactions.........................        (1,919)          4,371          3,214         23,187           867
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      (445,298)      2,973,314       (563,346)       629,983        46,701
                                           -----------     -----------    -----------    -----------      --------
  Net increase (decrease) in net assets
   resulting from operations............      (473,330)      3,436,116        924,560      2,689,200       153,952
                                           -----------     -----------    -----------    -----------      --------
UNIT TRANSACTIONS:
  Purchases.............................     2,332,280       5,182,021      4,749,557      3,567,981       294,224
  Net transfers.........................     4,383,997      10,043,099      8,661,074      5,842,947       284,171
  Surrenders for benefit payments and
   fees.................................      (299,166)     (1,024,385)    (1,647,709)      (355,169)      (31,896)
  Net annuity transactions..............      --               --             --             --             --
                                           -----------     -----------    -----------    -----------      --------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     6,417,111      14,200,735     11,762,922      9,055,759       546,499
                                           -----------     -----------    -----------    -----------      --------
  Total increase (decrease) in net
   assets...............................     5,943,781      17,636,851     12,687,482     11,744,959       700,451
NET ASSETS:
  Beginning of period...................     5,541,780       4,330,706     10,106,933      7,418,972       260,669
                                           -----------     -----------    -----------    -----------      --------
  End of period.........................   $11,485,561     $21,967,557    $22,794,415    $19,163,931      $961,120
                                           ===========     ===========    ===========    ===========      ========

                                            EMERGING          ACTIVE
                                             MARKETS      INTERNATIONAL        FIXED
                                             EQUITY         ALLOCATION        INCOME
                                          SUB-ACCOUNT**   SUB-ACCOUNT***   SUB-ACCOUNT**
                                          -------------   --------------   -------------
OPERATIONS:
  Net investment (loss) income..........    $   (5,722)      $     66       $   61,081
  Capital gains income..................       --             --               --
  Net realized gain (loss) on security
   transactions.........................         4,110            499            5,167
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       750,282         43,907          (65,066)
                                            ----------       --------       ----------
  Net increase (decrease) in net assets
   resulting from operations............       748,670         44,472            1,182
                                            ----------       --------       ----------
UNIT TRANSACTIONS:
  Purchases.............................       637,643        303,214          271,824
  Net transfers.........................     1,712,968        221,037        1,291,003
  Surrenders for benefit payments and
   fees.................................        (5,990)        (2,662)         (21,468)
  Net annuity transactions..............       --             --               --
                                            ----------       --------       ----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     2,344,621        521,589        1,541,359
                                            ----------       --------       ----------
  Total increase (decrease) in net
   assets...............................     3,093,291        566,061        1,542,541
NET ASSETS:
  Beginning of period...................       --             --               --
                                            ----------       --------       ----------
  End of period.........................    $3,093,291       $566,061       $1,542,541
                                            ==========       ========       ==========

                                                                                                    MID-CAP           EMERGING
                                         STRATEGIC STOCK       ENTERPRISE        HIGH YIELD          VALUE          MARKETS DEBT
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                                         ---------------      ------------      ------------      ------------      ------------
OPERATIONS:
  Net investment (loss) income..........   $   (23,290)       $   (18,104)      $   496,873       $   (20,531)      $    29,495
  Capital gains income..................      --                  --                 96,662           161,531           --
  Net realized (loss) gain on security
   transactions.........................            53             (1,243)           (1,146)              458            (1,631)
  Net unrealized appreciation
   (depreciation) of investments during
   the
   period...............................       279,845            483,645          (421,185)          433,339           (67,755)
                                           -----------        -----------       -----------       -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations............       256,608            464,298           171,204           574,797           (39,891)
                                           -----------        -----------       -----------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases.............................     1,952,495          1,417,282         3,719,605         2,520,643           119,619
  Net transfers.........................     3,478,285          2,480,461         6,350,686         4,446,588           185,592
  Surrenders for benefit payments and
   fees.................................      (145,608)           (31,335)         (134,562)         (123,056)           (4,651)
  Net annuity transactions..............      --                  --                --                --                --
                                           -----------        -----------       -----------       -----------       -----------
  Net (decrease) increase in net assets
   resulting from unit transactions.....     5,285,172          3,866,408         9,935,729         6,844,175           300,560
                                           -----------        -----------       -----------       -----------       -----------
  Total (decrease) increase in net
   assets...............................     5,541,780          4,330,706        10,106,933         7,418,972           260,669
NET ASSETS:
  Beginning of period...................      --                  --                --                --                --
                                           -----------        -----------       -----------       -----------       -----------
  End of period.........................   $ 5,541,780        $ 4,330,706       $10,106,933       $ 7,418,972       $   260,669
                                           ===========        ===========       ===========       ===========       ===========

------------------------------------ SA-15 -------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Van Kampen Life Investment Trust, and the Morgan Stanley Dean Witter Universal Funds, Inc. are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

------------------------------------ SA-16 -------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (a) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (e) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.